As filed with the Securities and Exchange                     File No. 333-05173
Commission on February 15, 2002                               File No. 811-7651


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 17

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 18

                         AETNA VARIABLE PORTFOLIOS, INC.

             151 Farmington Avenue TS31, Hartford, Connecticut 06156
                                 (860) 275-3252

                            Michael Gioffre, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

              X         on May 1, 2002 pursuant to paragraph (a)(1)
             ---

       PROSPECTUS

    [ABACUS PHOTO]
       May    , 2002

       Class R
                                                 INTERNATIONAL EQUITY PORTFOLIO
                                                 ING VP International Equity
                                                 Portfolio
                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS
                                                 ING VP Growth Portfolio
                                                 ING VP Small Company Portfolio
                                                 ING VP Technology Portfolio



                                                 DOMESTIC EQUITY INDEX
                                                 PORTFOLIOS
                                                 ING VP Index Plus Large Cap
                                                 Portfolio
                                                 ING VP Index Plus Mid Cap
                                                 Portfolio
                                                 ING VP Index Plus Small Cap
                                                 Portfolio
                                                 DOMESTIC EQUITY VALUE PORTFOLIO
                                                 ING VP Value Opportunity
                                                 Portfolio
                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIOS
                                                 ING VP Balanced Portfolio, Inc.
                                                 ING VP Growth & Income
                                                 Portfolio
                                                 FIXED INCOME PORTFOLIOS
                                                 ING VP Bond Portfolio
                                                 ING VP Money Market Portfolio

                                                 GENERATION PORTFOLIOS
                                                 ING VP Ascent Portfolio
                                                 ING VP Crossroads Portfolio
                                                 ING VP Legacy Portfolio

       This prospectus contains
       important information about
       investing in the ING VP
       Portfolios. You should read it
       carefully before you invest,
       and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the
       Portfolios will achieve their
       objectives. As with all
       variable portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                           [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS



[MONEY GRAPHIC]
         HOW THE
         PORTFOLIO HAS
         PERFORMED



[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



This prospectus describes each Portfolio's objective, investment strategy, and risks.

You'll also find:

HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

    PORTFOLIOS AT A GLANCE                                   2
    INTERNATIONAL EQUITY PORTFOLIO
    ING VP International Equity Portfolio                    4



    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth Portfolio                                  6
    ING VP Small Company Portfolio                           8
    ING VP Technology Portfolio                             10



    DOMESTIC EQUITY INDEX PORTFOLIOS
    ING VP Index Plus Large Cap Portfolio                   12
    ING VP Index Plus Mid Cap Portfolio                     14
    ING VP Index Plus Small Cap Portfolio                   16



    DOMESTIC EQUITY VALUE PORTFOLIO
    ING VP Value Opportunity Portfolio                      18



    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Balanced Portfolio, Inc.                         20
    ING VP Growth and Income Portfolio                      22



    FIXED INCOME PORTFOLIOS
    ING VP Bond Portfolio                                   24
    ING VP Money Market Portfolio                           26



    GENERATION PORTFOLIOS
    ING VP Ascent Portfolio                                 28
    ING VP Crossroads Portfolio                             28
    ING VP Legacy Portfolio                                 28

    WHAT YOU PAY TO INVEST                                  34
    SHAREHOLDER GUIDE
    MANAGEMENT OF THE PORTFOLIOS                            36
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      39
    MORE INFORMATION ABOUT RISKS                            40
    FINANCIAL HIGHLIGHTS                                    43
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                INTRODUCTION TO THE ING VP FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All variable portfolios have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                                   [TELEPHONE]
 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

INTERNATIONAL EQUITY PORTFOLIO

  ING's International Equity Portfolio focuses on long-term growth by investing primarily in foreign equities.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years
  - are looking for exposure to international markets
  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY GROWTH PORTFOLIOS

  ING's Domestic Equity Growth Portfolios focus on long-term growth by investing primarily in domestic equities.

  They may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY INDEX PORTFOLIOS

  ING's Domestic Equity Index Portfolios seeks to outperform the total return performance of the predetermined indices.

  They may suit you if you:

  - are investing for the long-term -- at least several years
  - are willing to accept higher risk in exchange for potential long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

  ING's Domestic Equity Value Portfolio seeks capital appreciation.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years
  - are willing to accept risk in exchange for long-term capital appreciation.

DOMESTIC EQUITY AND INCOME PORTFOLIOS

  ING's Domestic Equity and Income Portfolios seek income and growth of capital.

  They may suit you if you:

  - want both regular income and capital appreciation
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with Equity Portfolios.

FIXED INCOME PORTFOLIOS

  ING's Fixed Income Portfolios seek income and preservation of capital.

  They may suit you if you:

  - are investing for the long-term -- at least several years
  - are willing to accept higher risk in exchange for potential long-term growth.

GENERATION PORTFOLIOS

  ING's Generation Portfolios focus on income and growth of capital

  They may suit you if you:

  - want both regular income and capital appreciation
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with Equity Portfolios.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Introduction to the ING VP Funds       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the objectives, main investments and risks of each ING VP Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objectives, strategies and risks, which begin on page 4.

                  PORTFOLIO                                              INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     International Equity Portfolio                         Long-term capital appreciation
EQUITY            Adviser: ING Investments, LLC
PORTFOLIO         Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Growth Portfolio                                       Capital appreciation
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  Small Company Portfolio                                Capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Technology Portfolio                                   Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Elijah Asset Management, LLC


DOMESTIC          Index Plus Large Cap Portfolio                         Seeks to outperform the total
EQUITY INDEX      Adviser: ING Investments, LLC                          return performance of the
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.        Standard & Poor's 500
                                                                         composite Index (S&P 500),
                                                                         while maintaining a market
                                                                         level of risk

                  Index Plus Mid Cap Portfolio                           Seeks to outperform the total
                  Adviser: ING Investments, LLC                          return performance of the
                  Sub-Adviser: Aeltus Investment Management, Inc.        Standard & Poor's MidCap 400
                                                                         Index (S&P 400), while
                                                                         maintaining a market level of
                                                                         risk

                  Index Plus Small Cap Portfolio                         Seeks to outperform the total
                  Adviser: ING Investments, LLC                          return performance of the
                  Sub-Adviser: Aeltus Investment Management, Inc.        Standard & Poor's SmallCap 600
                                                                         composite Index (S&P 600),
                                                                         while maintaining a market
                                                                         level of risk


DOMESTIC          Value Opportunity Portfolio                            Long-term capital appreciation
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Balanced Portfolio, Inc.                               Long-term capital appreciation
EQUITY AND        Adviser: ING Investments, LLC                          and current income
INCOME            Sub-Adviser: Aeltus Investment Management, Inc.
PORTFOLIOS

                  Growth and Income Portfolio                            Long-term capital growth and
                  Adviser: ING Investments, LLC                          income
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      Bond Portfolio                                         Seeks to maximize total return
PORTFOLIOS        Adviser: ING Investments, LLC                          consistent with reasonable
                  Sub-Adviser: Aeltus Investment Management, Inc.        risk

                  Money Market Portfolio                                 High current income,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


GENERATION        Ascent Portfolio                                       Capital appreciation
PORTFOLIOS        Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Crossroads Portfolio                                   Long-term capital appreciation
                  Adviser: ING Investments, LLC                          and income
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Legacy Portfolio                                       Provide income consistent with
                  Adviser: ING Investments, LLC                          the preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents of               Price volatility and other risks that accompany an
companies outside of the U.S.                             investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies.                Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during period of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology industry sector.                               investment in equity securities and maintaining a
                                                          non-diversified portfolio focusing on companies engaged in information technology industry sector.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of larger U.S. companies,               Price volatility and other risks that accompany an
believed to have prices below their long-term             investment in equity securities.
value.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies that are        Price volatility and other risks that accompany an
seen to have attractive valuations.                       investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


High quality, U.S. dollar-denominated short-term          Credit, interest rate, repayment and other risks that
debt securities.                                          accompany an investment in U.S. dollar-denominated
                                                          short-term securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INTERNATIONAL EQUITY PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in common stocks principally traded in countries outside of the United States. International will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, International invests at least 65% of its total assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing International, Aeltus looks to:

- Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.

- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.

- Employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in International are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks of foreign investing include:

- Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

 4      ING VP International Equity Portfolio

                                           ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1992      1993       1994       1995       1996       1997       1998       1999       2000       2001
  -------   -------    -------    -------    -------    -------    -------    -------    -------    -------
                                                                     18.92%     51.33%    -20.33%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- MSCI EAFE Index.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %  [    ]         [    ]               [    ]
MSCI EAFE Index(2)                                              %  [    ]         [    ]               [    ](3)

(1) Class R commenced operations on December 22, 1997.

(2) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(3) The Index return is for the period beginning December   , 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Equity Portfolio       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH PORTFOLIO                       Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing Growth, Aeltus:

- Emphasizes stocks of larger companies, although Growth may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Growth are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

 6      ING VP Growth Portfolio

                                                         ING VP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999      2000     2001
  -----    -----    -----    -----    -----    -----    -----    -----    ------    -----
                                               33.01    37.68    34.97    -11.95

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- Russell 1000 Growth Index.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %  [    ]         [    ]               [    ]
Russell 1000 Growth Index(2)                                    %  [    ]         [    ]               [    ](3)

(1) Class R commenced operations on December 13, 1996.

(2) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(3) The Index return is for the period beginning December   , 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING VP Growth Portfolio       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP SMALL COMPANY PORTFOLIO                Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Small Company invests at least 80% of its net assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:

- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than companies included in the first two categories.

In managing Small Company, Aeltus:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Small Company are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 8      ING VP Small Company Portfolio

                                                  ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992      1993      1994       1995       1996       1997       1998       1999      2000       2001
  ----      ----      ----      -------    -------    -------    -------    -------   -------    -------

                                                        34.49%      1.10%     30.85%     6.72%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- Russell 2000 Index.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %   [    ]          [    ]               [    ]
Russell 2000 Index(2)                                           %   [    ]          [    ]               [    ](3)

(1) Class R commenced operations on December 27, 1996.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(3) The Index return is for the period beginning December   , 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Small Company Portfolio       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP TECHNOLOGY PORTFOLIO                         Elijah Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Technology invests at least 80% of its net assets in common stocks and securities convertible into common stock of companies in the information technology industry sector.

Companies in the information technology industries include companies that EAM considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:

- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.

EAM considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. EAM will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

In selecting stocks for Technology, EAM looks at a company's valuation relative to its potential long-term growth rate. EAM may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. Technology may sell a security if EAM determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if EAM believes that another investment offers a better opportunity.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Technology are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Because Technology's investments are concentrated in the information technology industries, Technology may be subject to more abrupt swings in value than a portfolio which invests in a broader range of industries.

Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

Technology may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

 10      ING VP Technology Portfolio

                                                     ING VP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                         [TOTAL RETURNS GRAPH TO COME]

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Effective March 1, 2000, ING Investments, LLC serves as investment adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- Goldman Sachs Technology Industry Composite Index.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %   [    ]          [    ]                  N/A
Goldman Sachs Technology Industry Composite Index(2)            %   [    ]          [    ](3)               N/A

(1) Class R commenced operations on May 1, 2000.

(2) The Goldman Sachs Technology Industry Composite Index is a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector.

(3) The Index return is for the period beginning May 1, 2000.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING VP Technology Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS LARGE CAP PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus Large Cap invests at least 80% of its net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus Large Cap, Aeltus attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in Index Plus Large Cap between 400 and 450 of the stocks included in the S&P 500. Although the Portfolio will not hold all the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of Index Plus Large Cap and that of the S&P 500 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Index Plus Large Cap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 12      ING VP Index Plus Large Cap Portfolio

                                           ING VP INDEX PLUS LARGE CAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
                                               33.89%   31.60%   24.30%   -9.41%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- S&P 500 Index.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %  [    ]         [    ]               [    ]
S&P 500 Index(2)                                                %  [    ]         [    ]               [    ](3)

(1) Class R commenced operations on September 16, 1996.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The Index return is for the period beginning September   , 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING VP Index Plus Large Cap Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS MID CAP PORTFOLIO           Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus Mid Cap invests at least 80% of its net assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus Mid Cap, Aeltus attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 400, Aeltus expects that there will be a close correlation between the performance of Index Plus Mid Cap and that of the S&P 400 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Index Plus Mid Cap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.

The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 14      ING VP Index Plus Mid Cap Portfolio

                                             ING VP INDEX PLUS MID CAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    ----
                                                  24.30   15.81%  19.91%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- S&P MidCap 400 Index.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %   [    ]          [    ]                N/A
S&P MidCap 400 Index(2)                                         %   [    ]          [    ](3)             N/A

(1) Class R commenced operations on December 16, 1997.

(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3) The Index return is for the period beginning December   , 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    ING VP Index Plus Mid Cap Portfolio       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS SMALL CAP PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus Small Cap invests at least 80% of its net assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus Small Cap, Aeltus attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600, Aeltus expects that there will be a close correlation between the performance of Index Plus Small Cap and that of the S&P 600 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Index Plus Small Cap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling of a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 16      ING VP Index Plus Small Cap Portfolio

                                           ING VP INDEX PLUS SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    -----
                                                  -1.35   10.79    9.82



(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- S&P SmallCap 600 Index.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %  [    ]         [    ]                N/A
S&P SmallCap 600 Index(2)                                       %  [    ]         [    ](3)             N/A

(1) Class R commenced operations on December 19, 1997.

(2) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million.

(3) The Index return is for the period beginning December   , 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING VP Index Plus Small Cap Portfolio       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP VALUE OPPORTUNITY PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing Value Opportunity, Aeltus tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. Aeltus believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Value Opportunity are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

 18      ING VP Value Opportunity Portfolio

                                              ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1992    1993    1994    1995    1996    1997    1998    1999    2000   2001
  ------  ------  ------  ------  ------  ------  ------  ------  ------  -----
                                          39.36   22.39   19.58   10.19

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- S&P 500 Index.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %   [    ]          [    ]                N/A
S&P 500 Index(2)                                                %   [    ]          [    ](3)             N/A

(1) Class R commenced operations on December 13, 1996.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The Index return is for the period beginning December   , 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Value Opportunity Portfolio       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BALANCED PORTFOLIO, INC.               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Balanced allocates its assets between the following asset classes:

- Equities, such as common and preferred stocks.

- Debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities and money market instruments.

Aeltus typically maintains approximately 60% of Balanced's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus' view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, Aeltus uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. Aeltus generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Portfolio.

In managing the EQUITY COMPONENT of Balanced, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.

In managing the DEBT COMPONENT of Balanced, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Portfolio may invest up to 15% of its total assets in high-yield instruments. The Portfolio may also invest in foreign debt securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Balanced are those generally attributable to stock and bond investing. The success of the Portfolio's strategy depends on Aeltus' skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, Balanced may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Risks attributable to STOCK investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Further, stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The Portfolio's FIXED-INCOME investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Portfolio shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce the risk may not perform as expected.

 20      ING VP Balanced Portfolio

                                                 ING VP BALANCED PORTFOLIO, INC.
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
  6.39      9.90    -0.35    27.23    15.17    22.49    16.93    13.60    -0.56

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB).

                                                                    1 YEAR    5 YEARS   10 YEARS
Class R Return                                                  %   [    ]    [    ]     [    ]
S&P 500 Index(1)                                                %   [    ]    [    ]     [    ]
LBAB(2)                                                         %   [    ]    [    ]     [    ]
Composite Index(3)                                              %   [    ]    [    ]     [    ]

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The LBAB is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(3) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP Balanced Portfolio       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH AND INCOME PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer above-average growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth and Income invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital appreciation or income growth or both.

In managing Growth and Income, Aeltus:

- Emphasizes stocks of larger companies.

- Looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Growth and Income are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Although Aeltus emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 22      ING VP Growth and Income Portfolio

                                              ING VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992        1993       1994       1995       1996       1997       1998       1999       2000       2001
  ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
  6.70%         6.74%     -0.96%     32.25%     24.46%     29.89%     14.49%     17.42%    -10.97%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- S&P 500 Index.

                                                                    1 YEAR    5 YEARS   10 YEARS
Class R Return                                                  %   [    ]    [    ]     [    ]
S&P 500 Index(1)                                                %   [    ]    [    ]     [    ]

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Growth and Income Portfolio       23

                                                                         ADVISER
                                                         ING VP Investments, LLC
                                                                     SUB-ADVISER
ING VP BOND PORTFOLIO                         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return consistent with reasonable risk, through investments in a diversified portfolio consisting of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, ING VP Bond invests at least 80% of its net assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Portfolio may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Portfolio may invest in zero coupon securities.

In managing the Portfolio, Aeltus:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the overall total return and yield, while managing volatility.

- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in the Portfolio are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 24      ING VP Bond Portfolio

                                                           ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993     1994     1995     1996    1997    1988    1999     2000     2001
  ----    -----    -----    -----    ----    ----    ----    -----    -----    ----
  7.45%    9.69%   -3.83%   18.24%   3.60%   8.30%   8.14%   -0.74%    9.64%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]:[    ]%
                         [    ] quarter [    ]:[    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB).

                                                                    1 YEAR    5 YEARS   10 YEARS
Class R Return                                                  %   [    ]    [    ]     [    ]
LBAB Index(1)                                                   %   [    ]    [    ]     [    ]

(1) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING VP Bond Portfolio       25

                                                                         ADVISER
                                                         ING VP Investments, LLC
                                                                     SUB-ADVISER
ING VP MONEY MARKET PORTFOLIO                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Money Market invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus to be of comparable quality. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

It is possible to lose money by investing in the Portfolio. There is no guaranty the Portfolio will achieve its investment objective. Investments in the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of Money Market's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

 26      ING VP Money Market Portfolio

                                                   ING VP MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

                       1992        1993       1994       1995       1996       1997       1998       1999       2000       2001
                       ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
                          3.68%      3.19%      4.09%      6.05%      5.37%      5.47%      5.46%      5.08%      6.38%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]:[    ]%
                         [    ] quarter [    ]:[    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- Money Portfolio Report Averages(TM)/All Taxable Index.

                                                                   1 YEAR    5 YEARS   10 YEARS
Class R Return                                                  %   [    ]   [    ]     [    ]
Money Portfolio Report Averages(TM)/All Taxable Index(1)        %   [    ]   [    ]     [    ]

(1) The Money Portfolio Report Averages(TM)/All Taxable Index (formerly IBC Money Portfolio Average/All Taxable Index) is an average of the returns of more than 250 money market mutual portfolios surveyed each month by iMoneyNet, Inc.

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Money Market Portfolio       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GENERATION PORTFOLIOS                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

ING VP ASCENT PORTFOLIO

(ASCENT)

ING VP CROSSROADS PORTFOLIO

(CROSSROADS)

ING VP LEGACY PORTFOLIO

(LEGACY)

INVESTMENT OBJECTIVES
Ascent seeks to provide capital appreciation.

Crossroads seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Legacy seeks to provide total return consistent with preservation of capital.

Principal Investment Strategies Ascent, Crossroads and Legacy are asset allocation portfolios that have been designed for investors with different investment goals:

- Ascent is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.
- Crossroads is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.
- Legacy is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

Under normal market conditions, Aeltus allocates the assets of each Generation Portfolio, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Portfolio's assets in high-yield instruments) and money market instruments. To remain consistent with each Generation Portfolio's investment objective and intended level of risk tolerance, Aeltus has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Portfolio level range allows Aeltus to vary the securities in each Portfolio to take advantage of opportunities as market and economic conditions change.

The Generation Portfolios' benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.

Each Generation Portfolio's asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Aeltus may vary each Generation Portfolio's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual securities, Aeltus considers such factors as:

- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.

PRINCIPAL RISKS The success of each Generation Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes.

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Generation Portfolio will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Generation Portfolio are those generally attributable to stock and bond investing.

For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 28      ING VP Generation Portfolios

                                                    ING VP GENERATION PORTFOLIOS
--------------------------------------------------------------------------------

     ASSET CLASS
                                           ASCENT            CROSSROADS(1)     LEGACY(2)         COMPARATIVE INDEX
     EQUITIES
     LARGE CAPITALIZATION STOCKS
     Range                                 0-70%             0-50%             0-30%             S&P 500 Index
     Benchmark                             35%               25%               15%
     SMALL-/MID-CAPITALIZATION STOCKS
     Range                                 0-40%             0-30%             0-20%             Russell 2500 Index
     Benchmark                             20%               15%               10%
     INTERNATIONAL STOCKS
     Range                                 0-40%             0-30%             0-20%             Morgan Stanley Capital
     Benchmark                             20%               15%               10%               International Europe,
                                                                                                 Australia and Far East Index
     REAL ESTATE STOCKS
     Range                                 0-10%             0-10%             0-10%             National Association of
     Benchmark                             5%                5%                5%                Real Estate Investment Trusts
                                                                                                 Equity Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range                                 0-30%             0-60%             0-90%             Salomon Brothers Broad
     Benchmark                             15%               30%               45%               Investment Grade Index
     INTERNATIONAL BONDS
     Range                                 0-10%             0-10%             0-10%             Salomon Brothers Non-U.S.
     Benchmark                             5%                5%                5%                World Government Bond Index
     MONEY MARKET INSTRUMENTS
     Range                                 0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark                             0%                5%                10%



---------------------
*See page 30 for a description of each comparative index.

(1)Crossroads will invest no more than 60% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2)Legacy will invest no more than 35% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING VP Generation Portfolios       29

ING VP GENERATION PORTFOLIOS
--------------------------------------------------------------------------------

ASSET CLASS             Benchmark Index

Large Cap Stocks        The Standard & Poor's 500 Index is a value-weighted,
                        unmanaged index of 500 widely held stocks and is considered to be representative of the stock market in general.

Small-/Mid-Cap Stocks   The Russell 2500 Index consists of the smallest 500
                        securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index. Each of these indices is unmanaged.

International Stocks    The Morgan Stanley Capital International-Europe,
                        Australia, Far East Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

Real Estate Stocks      The National Association of Real Estate Investment
                        Trusts Equity Index is a market-weighted total return of all tax-qualified real estate investment trusts listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System.

U.S. Dollar Bonds       Salomon Brothers Broad Investment-Grade Bond Index is an
                        unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S.
                        Treasury/Agency issues, mortgage pass-through securities and corporate issues.

International Bonds     The Salomon Brothers Non-U.S. World Government Bond
                        Index serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom, Germany, France, Canada, the
                        Netherlands, Australia, Denmark, Italy, Belgium, Spain and Sweden.

Cash Equivalents        Three-month Treasury bills are government-backed
                        short-term investments considered to be risk-free, and equivalent to cash because their maturity is only three months.

 30      ING VP Generation Portfolios

ING VP ASCENT PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992   1993    1994    1995     1996     1997    1998     1999     2000     2001
----   ----    ----    -----    -----    ----    -----    -----    -----    -----

                                23.58    19.90    4.30    14.35    -0.67

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%

        The Portfolio's year-to-date total return as of March 31, 2002:
                                    [    ]%.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Ascent Composite.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %   [    ]          [    ]               [    ]
Russell 3000 Growth Index(2)                                    %   [    ]          [    ]               [    ](3)
Ascent Composite(4)                                             %   [    ]          [    ]               [    ](5)

(1) Class R commenced operations on July 5, 1995.

(2) The Russell 3000 Growth Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Index return is for the period beginning July   , 1995.

(4) The Ascent Composite is comprised of the seven asset class indices listed on page 29 in weights that correspond to the particular benchmark weights applicable to Ascent. The composite benchmark may serve as a better comparison for the Portfolio because it is more representative of the actual securities and allocations of the Portfolio.

(5) The Composite return is for the period beginning July   , 1995.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                ING VP Ascent Portfolio       31

                                                     ING VP CROSSROADS PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992   1993    1994    1995     1996     1997    1998     1999    2000     2001
----   ----    ----    -----    -----    ----    -----    ----    -----    -----

                                18.81    17.57    5.91    10.22    0.41

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%

    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Crossroads Composite.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %   [    ]          [    ]               [    ]
Russell 3000 Growth Index(2)                                    %   [    ]          [    ]               [    ](3)
Crossroads Composite (4)                                        %   [    ]          [    ]               [    ](5)

(1) Class R commenced operations on July 5, 1995.

(2) The Russell 3000 Growth Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Index return is for the period beginning July   , 1995.

(4) The Crossroads Composite is comprised of the seven asset class indices listed on page 29 in weights that correspond to the particular benchmark weights applicable to Crossroads. The composite benchmark may serve as a better comparison for the Portfolio because it is more representative of the actual securities and allocations of the Portfolio.

(5) The Composite return is for the period beginning July   , 1995.

 32      ING VP Crossroads Portfolio

ING VP LEGACY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992   1993    1994    1995     1996     1997    1998     1999    2000    2001
----   ----    ----    -----    -----    ----    -----    ----    ----    -----

                                14.19    14.50    6.94    7.10    4.81

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%

    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Salomon Brothers Broad Investment-Grade Bond Index (Saly BIG Index) and the Ascent Composite.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %   [    ]          [    ]               [    ]
Saly BIG Index(2)                                               %   [    ]          [    ]               [    ](3)
Legacy Composite(4)                                             %   [    ]          [    ]               [    ](5)

(1) Class R commenced operations on July 5, 1995.

(2) The Saly BIG Index is a market-weighted index that contains approximately 4,700 individually priced investment-grade bonds. The index includes U.S. Treasury/agency issues, mortgage pass-through securities, and corporate issues.

(3) The Index return is for the period beginning July   , 1995.

(4) The Legacy Composite is comprised of the seven asset class indices listed on page 29 in weights that correspond to the particular benchmark weights applicable to Legacy. The composite benchmark may serve as a better comparison for the Portfolio because it is more representative of the actual securities and allocations of the Portfolio.

(5) The Composite return is for the period beginning July   , 1995.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                ING VP Legacy Portfolio       33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]
       The table that follows shows operating expenses paid each year by each Portfolio. The table does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. You will find details about these expenses and charges in the accompanying prospectus, prospectus summary or disclosure statement.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(AS A % OF AVERAGE NET ASSETS)

                                                                      TOTAL              FEE              TOTAL
                    INVESTMENT     DISTRIBUTION                     PORTFOLIO          WAIVER/             NET
                    MANAGEMENT       (12B-1)           OTHER        OPERATING          EXPENSE          PORTFOLIO
PORTFOLIO              FEE             FEES          EXPENSES       EXPENSES      REIMBURSEMENTS(2)     EXPENSES
-----------------------------------------------------------------------------------------------------------------
 ING VP
 International
  Equity      %        0.85          N/A
 ING VP
  Growth      %        0.60          N/A
 ING VP
  Small
  Company     %        0.75          N/A
 ING VP
Technology    %        0.95          N/A
 ING VP
  Index
  Plus
  LargeCap    %        0.35          N/A
 ING VP
  Index
  Plus
  MidCap      %        0.40          N/A
 ING VP
  Index
  Plus
  SmallCap    %        0.40          N/A
 ING VP
  Value
  Opportunity   %      0.60          N/A
 ING VP
  Balanced    %        0.50          N/A
 ING
  Growth
  and
  Income      %        0.50          N/A
 ING VP
  Bond        %        0.40          N/A
 ING VP
  Money
  Market      %        0.25          N/A
 ING VP
  Ascent      %        0.60          N/A
 ING VP
Crossroads    %        0.60          N/A
 ING VP
  Legacy      %        0.60          N/A

--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for Class R shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio.

(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The expense limit for each Portfolio is shown as Total Net Portfolio Expenses. For each Portfolio, the expense limits will continue through at least December 31, 2002.

 34      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

       EXAMPLES

[PENNY]

       The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS R PORTFOLIO                                                                 1 YEAR*     3 YEARS*     5 YEARS*     10 YEARS*
---------------------------------------------------------------------------------------------------------------------------------
 ING VP International Equity
 ING VP Growth                                               $
 ING VP Small Company                                        $
 ING VP Technology                                           $
 ING VP Index Plus Large Cap                                 $
 ING VP Index Plus MidCap                                    $
 ING VP Index Plus SmallCap                                  $
 ING VP Value Opportunity                                    $
 ING VP Balanced                                             $
 ING VP Growth and Income                                    $
 ING VP Bond                                                 $
 ING VP Money Market                                         $
 ING VP Ascent                                               $
 ING VP Crossroads                                           $
 ING VP Legacy                                               $
---------------------------------------------------------------------------------------------------------------------------------

* The investment adviser is contractually obligated to waive fees and/or reimburse expenses through December 31, 2002 for all Portfolios (except Balanced, Growth and Income, Bond, and Money Market). Therefore, figures for all Portfolios, except those noted, reflect a waiver/reimbursement for the first year of the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       35

MANAGEMENT OF THE PORTFOLIOS                             ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING), a Delaware limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of March 31, 2002, ING managed over $[  ] billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                          ADVISORY
PORTFOLIO                                                   FEE
---------                                                 --------
International
Growth
Small Company
Technology
Index Plus Large Cap
Index Plus MidCap
Index Plus SmallCap
Value Opportunity
Balanced
Growth and Income
Bond
Money Market
Ascent
Crossroads
Legacy

SUB-ADVISER

ING has engaged a Sub-Adviser to provide the day-to-day management of each Portfolio's portfolio.

ELIJAH ASSET MANAGEMENT, LLC

Elijah Asset Management, LLC (EAM), 100 Pine St., Suite 420, San Francisco, California 94111, a Delaware limited liability company, serves as sub-adviser to Technology. Subject to such policies as the Board or ING may determine, EAM manages Technology's assets in accordance with Technology's investment objective, policies, and limitations. EAM makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology.

TECHNOLOGY PORTFOLIO

Ronald E. Elijah, managing member of EAM, has been co-managing Technology since its inception. Prior to founding EAM in March, 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of EAM, has served as co-portfolio manager of Technology since its inception. Prior to joining EAM in March, 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc., (Aeltus) serves as sub-adviser to each Portfolio (other than Technology). Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to variable portfolios since 1994 and has managed institutional accounts since 1972. As of March 31, 2002, Aeltus managed over $[ ] billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.

SMALL COMPANY PORTFOLIO

Small Company is managed by a team of Aeltus equity investment specialists led by Thomas DiBella, Portfolio Manager, Aeltus. Mr. DiBella has been managing Small Company since its inception in January 1994. Mr. DiBella joined Aeltus in 1991 and is currently responsible for the management of several small-capitalization portfolios.

VALUE OPPORTUNITY PORTFOLIO

Value Opportunity is managed by a team of Aeltus equity investment specialists led by John McKenna, Portfolio Manager, Aeltus. Mr. McKenna has been managing Value Opportunity since March 2001 and has over seven years experience as an equity analyst. Mr. McKenna is also responsible for providing fundamental research and analysis for Aeltus' large-cap value equity portfolios.

INTERNATIONAL EQUITY PORTFOLIO

International is managed by a team of Aeltus equity investment specialists led by Vince Fioramonti, Portfolio Manager, Aeltus. Mr. Fioramonti has been managing International since December 1995. Mr. Fioramonti also manages international stocks and non-U.S. dollar government bonds for several investment portfolios.

GROWTH PORTFOLIO

Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since May 1998 and previously co-managed the Portfolio. Mr. Bragdon has 29 years of experience in the investment business, including more than 20 years with Aeltus.


 36      Management of the Portfolios

SUB-ADVISER                                         MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INDEX PLUS LARGE CAP, INDEX PLUS MID CAP, INDEX PLUS SMALL CAP PORTFOLIOS

Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus Large Cap since May 2001 and as co-manager of Index Plus Mid Cap and Index Plus Small Cap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap since May 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

BALANCED PORTFOLIO, INC.

Balanced is managed by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead manager of Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing Balanced since May 2002. Mr. Huber heads a team of fixed-income specialists, and is responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

GROWTH AND INCOME PORTFOLIO

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since May 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

BOND PORTFOLIO

Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus, serves as the lead portfolio manager and heads the fixed income team in management of the Bond Portfolio. Mr. Huber has led this team since February 2001, which consists of specialists in each fixed income asset class. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

MONEY MARKET PORTFOLIO

Money Market is managed by a team of Aeltus fixed-income specialists led by Lennart Carlson, Senior Vice President, Aeltus. Mr. Carlson has been managing Money Market since May 2002. Mr. Carlson is also responsible for the coordination and execution of trading across all of Aeltus' fixed-income portfolios and has over 17 years experience in fixed-income investments.

GENERATION PORTFOLIOS

ASCENT, CROSSROADS, LEGACY

Ascent, Crossroads and Legacy are managed by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead portfolio manager and asset allocation strategist for each Generation Portfolio since December 1999. Mr. Kochen heads a team of equity investment specialists each of whom specializes in a particular asset class. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing the Generation Portfolios since May 2002 and heads the team of fixed-income specialists. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       37

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

The Portfolios are currently available as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Group.

ING Funds Distributor, Inc., the distributor for the Portfolios, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this prospectus. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, performance of these Portfolios can be expected to vary from those of the other funds.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus, prospectus summary or disclosure statement for additional information about how this works.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable life insurance policies for which the Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Directors/Trustees (Board) intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met.

HOW SHARES ARE PRICED

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of each Portfolio. NAV per share for each Portfolio is calculated each business day as the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY

The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Servicing Agent at (800) 922-0180 [select option 1], obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this prospectus.


 38      Information for Investors

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

All of the Portfolios, except Growth and Income and ING VP Bond, declare and pay dividends and capital gains distributions, if any, on an annual basis usually in June. Growth and Income and ING VP Bond declare and pay dividends and capital gains distributions, if any, on a semi-annual basis. To comply with federal tax regulations, the Portfolios, except Growth and Income and ING VP Bond, may also pay an additional capital gains distribution, unusually in June.

As a contract owner or policyholder invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

HOW THE PORTFOLIOS PAY DISTRIBUTIONS

Each Portfolio intends to meet the requirements for being a tax-qualified regulated investment company, which means they generally do not pay federal income tax on the earnings they distribute to shareholders.

You should consult the variable contract prospectus or offering memorandum, prospectus summary or disclosure statement, along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       39

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the investment adviser or sub-adviser can decide whether to use them or not. The investment adviser or sub-adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

HIGH YIELD SECURITIES. Certain Portfolios may invest in high yield securities. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by Aeltus to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the


 40      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. Each Portfolio may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS. Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, so please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       41

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE STRATEGIES. When the adviser or sub-adviser to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER. Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Portfolio.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Certain Portfolios may invest in equity securities of small- and mid-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

OTHER RISKS

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. Each Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Technology may make short sales. A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.


 42      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. A report of each Portfolio's independent auditor, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       43

ING VP INTERNATIONAL EQUITY PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                                                   PERIOD FROM
                                                                                                                  DECEMBER 22,
                                                                                                                      1997
                                                                                                                  (COMMENCEMENT
                                                                             YEAR ENDED DECEMBER 31,             OF OPERATIONS)
                                                                     ----------------------------------------    TO DECEMBER 31,
                                                                      2001       2000       1999       1998           1997
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $                  15.92      11.59      10.27          10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                  -0.02      -0.01       0.07             --
 Net realized and change in unrealized gain or loss on
 investments                                                   $                  -3.17       5.78       1.87           0.27
 Total from investment operations                              $                  -3.19       5.77       1.94           0.27
LESS DISTRIBUTIONS:
 From net investment income                                    $                  -0.01      -0.15      -0.01             --
 From net realized gains on investments                        $                  -2.32      -1.29      -0.61             --
 Total distributions                                           $                  -2.33      -1.44      -0.62             --
 Net asset value, end of period                                $                  10.40      15.92      11.59          10.27
 TOTAL RETURN*                                                 %                 -20.33      51.33      18.92           2.74
 Net assets, end of period (000's)                             $                 52,210     43,548     16,242         15,412
 Ratio of net investment expenses to average net assets        %                   1.15       1.15       1.15        1.15(1)
 Ratio of net investment income to average net assets          %                  -0.18       0.13       0.55       -0.98(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %                   1.34       1.62       1.77            N/A
 Portfolio turnover rate                                       %                 211.80     168.88     158.02           0.71

--------------------------------------------------------------------------------

 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

(1) Annualized

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 44      ING VP International Equity Portfolio

FINANCIAL HIGHLIGHTS                                     ING VP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                 YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------------
                                                                   2001          2000          1999          1998          1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $                       17.32         13.53          9.85         10.15
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    $                        0.01          0.03          0.03          0.04+
 Net realized and change in unrealized gain or loss on
 investments                                              $                       -2.02          4.62          3.68          3.27
 Total from investment operations                         $                       -2.01          4.65          3.71          3.31
LESS DISTRIBUTIONS:
 From net investment income                               $                       -0.01         -0.02         -0.03         -0.03
 From net realized gains on investments                   $                       -0.31         -0.84            --         -3.58
 Total distributions                                      $                       -0.32         -0.86         -0.03         -3.61
 Net asset value, end of period                           $                       14.99         17.32         13.53          9.85
 TOTAL RETURN*                                            %                      -11.95         34.97         37.68         33.01
 Net assets, end of period (000's)                        $                     460,578       369,845       142,363         5,964
 Ratio of net investment expenses to average net assets   %                        0.70          0.71          0.75          0.75
 Ratio of net investment income to average net assets     %                        0.06          0.20          0.40          0.29
 Ratio of expenses before reimbursement and waiver to
 average net assets                                       %                         N/A           N/A           N/A           N/A
 Portfolio turnover rate                                  %                      179.29        138.03        152.99        207.41

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                ING VP Growth Portfolio       45

ING VP SMALL COMPANY PORTFOLIO                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                        YEAR ENDED DECEMBER 31,
                                                                       ---------------------------------------------------------
                                                                        2001         2000         1999         1998        1997
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $                      16.52        12.79       12.77       10.11
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                       0.11         0.08        0.07        0.04+
 Net realized and change in unrealized gain or loss on
 investments                                                   $                       1.09         3.84        0.07        3.44
 Total income from investment operations                       $                       1.20         3.92        0.14        3.48
LESS DISTRIBUTIONS:
 From net investment income                                    $                      -0.02        -0.06       -0.08       -0.03
 From net realized gains on investments                        $                      -1.05        -0.13       -0.04       -0.79
 Total distributions                                           $                      -1.07        -0.19       -0.12       -0.82
 Net asset value, end of period                                $                      16.65        16.52       12.79       12.77
 TOTAL RETURN*                                                 %                       6.72        30.85        1.10       34.49
 Net assets, end of period (000's)                             $                    273,617      149,416      99,823      18,102
 Ratio of net investment expenses to average net assets        %                       0.87         0.88        0.89        0.90
 Ratio of net investment income to average net assets          %                       0.80         0.64        0.93        0.78
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %                        N/A          N/A         N/A         N/A
 Portfolio turnover rate                                       %                     330.31       256.09      185.29      180.25

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 46      ING VP Small Company Portfolio

FINANCIAL HIGHLIGHTS                                 ING VP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                        PERIOD FROM
                                                                                        MAY 1, 2000
                                                                                       (COMMENCEMENT
                                                                      YEAR ENDED     OF OPERATIONS) TO
                                                                     DECEMBER 31,      DECEMBER 31,
                                                                         2001              2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $                            10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                            -0.02
 Net realized and change in unrealized gain or loss on
 investments                                                   $                            -4.10
 Total income from investment operations                       $                            -4.12
 Net asset value, end of period                                $                             5.88
 TOTAL RETURN*                                                 %                           -41.20
 Net assets, end of period (000's)                             $                           44,621
 Ratio of net investment expenses to average net assets        %                             1.15(1)
 Ratio of net investment income to average net assets          %                            -0.61(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %                             1.20(1)
 Portfolio turnover rate                                       %                           150.01

--------------------------------------------------------------------------------

(1) Annualized.

 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
 + Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                            ING VP Technology Portfolio       47

ING VP INDEX PLUS LARGE CAP PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                      YEAR ENDED DECEMBER 31,
                                                                  ---------------------------------------------------------------
                                                                   2001          2000           1999          1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $                        20.87          17.59        14.02        10.91
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    $                         0.13           0.12         0.12         0.10+
 Net realized and change in unrealized gain or loss on
 investments                                              $                        -1.99           4.09         4.30         3.60
 Total income from investment operations                  $                        -1.86           4.21         4.42         3.70
LESS DISTRIBUTIONS:
 From net investment income                               $                        -0.14          -0.10        -0.12        -0.10
 From net realized gains on investments                   $                        -2.14          -0.83        -0.73        -0.49
 Total distributions                                      $                        -2.28          -0.93        -0.85        -0.59
 Net asset value, end of period                           $                        16.73          20.87        17.59        14.02
 TOTAL RETURN*                                            %                        -9.41          24.30        31.60        33.89
 Net assets, end of period (000's)                        $                    1,248,768      1,162,472      496,059      132,517
 Ratio of net investment expenses to average net assets   %                         0.44           0.45         0.46         0.50
 Ratio of net investment income to average net assets     %                         0.73           0.78         1.07         1.38
 Ratio of expenses before reimbursement and waiver to
 average net assets                                       %                           --           0.45           --           --
 Portfolio turnover rate                                  %                       110.53          88.04        98.61        76.83

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 48      ING VP Index Plus Large Cap Portfolio

FINANCIAL HIGHLIGHTS                         ING VP INDEX PLUS MID CAP PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                                                   PERIOD FROM
                                                                                                                DECEMBER 16, 1997
                                                                                                                  (COMMENCEMENT
                                                                         YEAR ENDED DECEMBER 31,                OF OPERATIONS) TO
                                                                ------------------------------------------        DECEMBER 31,
                                                                 2001        2000        1999        1998             1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $                    12.40       12.20       10.34            10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                  $                     0.04        0.06        0.07             0.01(+)
 Net realized and change in unrealized gain or
 loss on investments                                    $                     2.43        1.76        2.42             0.34
 Total income from investment operations                $                     2.47        1.82        2.49             0.35
LESS DISTRIBUTIONS:
 From net investment income                             $                       --       -0.06       -0.07            -0.01
 From net realized gains on investments                 $                    -0.20       -1.56       -0.56               --
 Total distributions                                    $                    -0.20       -1.62       -0.63            -0.01
 Net asset value, end of period                         $                    14.67       12.40       12.20            10.34
 TOTAL RETURN*                                          %                    19.91       15.81       24.30             3.50
 Net assets, end of period (000's)                      $                   94,727      19,244       9,923            7,756
 Ratio of net investment expenses to average net
 assets                                                 %                     0.58        0.60        0.60           0.60(1)
 Ratio of net investment income to average net
 assets                                                 %                     0.66        0.68        0.68           1.37(1)
 Ratio of expenses before reimbursement and
 waiver to average net assets                           %                     0.62        0.80        0.82              N/A
 Portfolio turnover rate                                %                   153.97      143.02      165.70               --

--------------------------------------------------------------------------------

(1) Annualized.

 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    ING VP Index Plus Mid Cap Portfolio       49

ING VP INDEX PLUS SMALL CAP PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                                                   PERIOD FROM
                                                                                                                DECEMBER 19, 1997
                                                                                                                  (COMMENCEMENT
                                                                         YEAR ENDED DECEMBER 31,                OF OPERATIONS) TO
                                                                ------------------------------------------        DECEMBER 31,
                                                                 2001        2000        1999        1998             1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $                    10.90        9.86       10.42            10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                  $                     0.02        0.02        0.04             0.01(+)
 Net realized and change in unrealized gain or
 loss on investments                                    $                     1.05        1.04       -0.19             0.42
 Total income from investment operations                $                     1.07        1.06       -0.15             0.43
LESS DISTRIBUTIONS:
 From net investment income                             $                       --       -0.02       -0.04            -0.01
 From net realized gains on investments                 $                       --          --       -0.37               --
 Total distributions                                    $                       --       -0.02       -0.41            -0.01
 Net asset value, end of period                         $                    11.97       10.90        9.86            10.42
 TOTAL RETURN*                                          %                     9.82       10.79       -1.35             4.33
 Net assets, end of period (000's)                      $                   20,484      12,484       7,599            7,817
 Ratio of net investment expenses to average net
 assets                                                 %                     0.60        0.60        0.60             0.60(1)
 Ratio of net investment income to average net
 assets                                                 %                     0.28        0.28        0.38             1.90(1)
 Ratio of expenses before reimbursement and
 waiver to average net assets                           %                     0.86        0.90        0.87              N/A
 Portfolio turnover rate                                %                   141.97      106.89      141.99               --

--------------------------------------------------------------------------------

(1) Annualized.

 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 50      ING VP Index Plus Small Cap Portfolio

FINANCIAL HIGHLIGHTS                          ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $                      16.42        14.41        11.92        10.20
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        $                       0.07         0.10         0.09         0.11(+)
 Net realized and change in unrealized gain or loss on        $
 investments                                                                          1.49         2.71         2.56         3.90
 Total income from investment operations                      $                       1.56         2.81         2.85         4.01
LESS DISTRIBUTIONS:
 From net investment income                                   $                      -0.03        -0.08        -0.08        -0.10
 From net realized gains on investments                       $                      -2.61        -0.72        -0.08        -2.19
 Total distributions                                          $                      -2.64        -0.80        -0.16        -2.29
 Net asset value, end of period                               $                      15.34        16.42        14.41        11.92
 TOTAL RETURN*                                                %                      10.19        19.58        22.39        39.36
 Net assets, end of period (000's)                            $                    116,029       85,030       76,109        9,147
 Ratio of net investment expenses to average net assets       %                       0.75         0.73         0.74         0.75
 Ratio of net investment income to average net assets         %                       0.58         0.69         0.93         1.06
 Ratio of expenses before reimbursement and waiver to         %
 average net assets                                                                    N/A          N/A          N/A          N/A
 Portfolio turnover rate                                      %                     171.18       124.80       125.72       187.84

--------------------------------------------------------------------------------

(1) Annualized.

 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
 + Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Value Opportunity Portfolio       51

ING VP BALANCED PORTFOLIO                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                       YEAR ENDED DECEMBER 31,
                                                                       --------------------------------------------------------
                                                                        2001        2000        1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $                    15.57       15.73        16.03        15.12
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                     0.43        0.44         0.46         0.50+
 Net realized and change in unrealized gain or loss on         $
 investments                                                                        -0.49        1.56         2.11         2.73
 Total income from investment operations                       $                    -0.06        2.00         2.57         3.23
LESS DISTRIBUTIONS:
 From net investment income                                    $                    -0.46       -0.40        -0.39        -1.10
 From net realized gains on investments                        $                    -1.65       -1.76        -2.48        -1.22
 From in excess of net realized gains on investments           $                       --          --           --           --
 Total distributions                                           $                    -2.11       -2.16        -2.87        -2.32
 Net asset value, end of period                                $                    13.60       15.57        15.73        16.03
 TOTAL RETURN*                                                 %                     -.56       13.60        16.93        22.49
 Net assets, end of period (000's)                             $                    1,777       1,988        1,852        1,642
 Ratio of net investment expenses to average net assets        %                     0.59        0.59         0.59         0.58
 Ratio of net investment income to average net assets          %                     2.72        2.81         3.01         3.01
 Portfolio turnover rate                                       %                   182.13      135.71        85.83       112.03

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 52      ING VP Balanced Portfolio

FINANCIAL HIGHLIGHTS                          ING VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $                      30.69        31.87        33.63        32.39
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        $                       0.17         0.31         0.38         0.54+
 Net realized and change in unrealized gain or loss on        $
 investments                                                                         -3.46         4.86         4.47         8.94
 Total income from investment operations                      $                      -3.29         5.17         4.85         9.48
LESS DISTRIBUTIONS:
 From net investment income                                   $                      -0.16        -0.34        -0.40        -0.58
 From net realized gains on investments                       $                      -3.12        -6.01        -6.21        -7.66
 From in excess of net realized gains on investments          $                         --           --           --           --
 Total distributions                                          $                      -3.28        -6.35        -6.61        -8.24
 Net asset value, end of period                               $                      24.12        30.69        31.87        33.63
 TOTAL RETURN*                                                %                     -10.97        17.42        14.49        29.89
 Net assets, end of period (000's)                            $                      7,797       10,029        9,801        9,188
 Ratio of net investment expenses to average net assets       %                       0.58         0.58         0.57         0.56
 Ratio of net investment income to average net assets         %                       0.55         0.89         1.03         1.46
 Portfolio turnover rate                                      %                     149.45       133.44       145.64       107.01

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     ING VP Growth and Income Portfolio       53

ING VP BOND PORTFOLIO                                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $                      12.17        13.06        12.85        12.62
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        $                       0.79         0.76         0.75         0.80+
 Net realized and change in unrealized gain or loss on        $
 investments                                                                          0.37        -0.86         0.28         0.23
 Total income from investment operations                      $                       1.16        -0.10         1.03         1.03
LESS DISTRIBUTIONS:
 From net investment income                                   $                      -0.72        -0.75        -0.76         -080
 From net realized gains on investments                       $                         --        -0.04        -0.06           --
 Total distributions                                          $                      -0.72        -0.79        -0.82        -0.80
 Net asset value, end of period                               $                      12.61        12.17        13.06        12.85
 TOTAL RETURN*                                                %                       9.64        -0.74         8.14         8.30
 Net assets, end of period (000's)                            $                    711,211      717,472      794,560      684,960
 Ratio of net investment expenses to average net assets       %                       0.50         0.49         0.49         0.48
 Ratio of net investment income to average net assets         %                       6.29         5.77         5.82         6.31
 Ratio of expenses before reimbursement and waiver to         %
 average net assets
 Portfolio turnover rate                                      %                     333.57       201.00        88.98       134.92

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 54      ING VP Bond Portfolio

FINANCIAL HIGHLIGHTS                               ING VP MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                     YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------------------------------
                                                                  2001           2000           1999          1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $                          13.42          13.39        13.36        13.19
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                  $                           0.83           0.59         0.63         0.67+
 Net realized and change in unrealized gain or loss
 on investments                                         $                          -0.02           0.06         0.07         0.03
 Total income from investment operations                $                           0.81           0.65         0.70         0.70
LESS DISTRIBUTIONS:
 From net investment income                             $                          -0.62          -0.62        -0.67        -0.53
 Total distributions                                    $                          -0.62          -0.62        -0.67        -0.53
 Net asset value, end of period                         $                          13.61          13.42        13.39        13.36
 TOTAL RETURN*                                          %                           6.38           5.08         5.46         5.47
 Net assets, end of period (000's)                      $                      1,195,930      1,157,818      875,169      688,758
 Ratio of net investment expenses to average net
 assets                                                 %                           0.34           0.34         0.34         0.35
 Ratio of net investment income to average net assets   %                           6.20           5.04         5.28         5.34
 Ratio of expenses before reimbursement and waiver to
 average net assets                                     %
 Portfolio turnover rate                                %

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Money Market Portfolio       55

ING VP ASCENT PORTFOLIO                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $                      14.92        14.02        14.12        12.62
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        %                       0.23         0.39         0.33         0.25+
 Net realized and change in unrealized gain or loss on
 investments                                                  %                      -0.32         1.56         0.27         2.25
 Total income from investment operations                      %                      -0.09         1.95         0.60         2.50
LESS DISTRIBUTIONS:
 From net investment income                                   %                      -0.06        -0.33        -0.35        -0.34
 From net realized gains on investments                       %                      -0.12        -0.72        -0.35        -0.66
 Total distributions                                          %                      -0.18        -1.05        -0.70        -1.00
 Net asset value, end of period                               $                      14.65        14.92        14.02        14.12
 TOTAL RETURN*                                                %                      -0.67        14.35         4.30        19.90
 Net assets, end of period (000's)                            $                    216,319      214,412      207,596      148,810
 Ratio of net investment expenses to average net assets       %                       0.75         0.74         0.75         0.75
 Ratio of net investment income to average net assets         %                       1.59         2.31         2.59         2.51
 Ratio of expenses before reimbursement and waiver to
 average net assets                                           %                       0.75           --           --           --
 Portfolio turnover rate                                      %                     215.15       135.30       104.33       124.82

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 56      ING VP Ascent Portfolio

FINANCIAL HIGHLIGHTS                                 ING VP CROSSROADS PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $                      13.77        13.32        13.09        11.98
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        $                       0.35         0.45         0.38         0.30+
 Net realized and change in unrealized gain or loss on
 investments                                                  $                      -0.29         0.87         0.39         1.79
 Total income from investment operations                      $                       0.06         1.32         0.77         2.09
LESS DISTRIBUTIONS:
 From net investment income                                   $                      -0.09        -0.36        -0.41        -0.38
 From net realized gains on investments                       $                      -0.16        -0.51        -0.13        -0.60
 Total distributions                                          $                      -0.25        -0.87        -0.54        -0.98
 Net asset value, end of period                               $                      13.58        13.77        13.32        13.09
 TOTAL RETURN*                                                %                       0.41        10.22         5.91        17.57
 Net assets, end of period (000's)                            $                    189,109      197,702      193,562      122,990
 Ratio of net investment expenses to average net assets       %                       0.70         0.74         0.75         0.75
 Ratio of net investment income to average net assets         %                       2.53         3.05         3.17         3.20
 Ratio of expenses before reimbursement and waiver to
 average net assets                                           %                       0.75           --           --           --
 Portfolio turnover rate                                      %                     213.33       142.06       102.94       103.08

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                            ING VP Crossroads Portfolio       57

FINANCIAL HIGHLIGHTS                                     ING VP LEGACY PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                                        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------------------
                                                                        2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $                      12.49        12.37        12.10       11.25
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         %                       0.49         0.52         0.41        0.36+
 Net realized and change in unrealized gain or loss on
 investments                                                   %                       0.11         0.34         0.43        1.26
 Total income from investment operations                       %                       0.60         0.86         0.84        1.62
LESS DISTRIBUTIONS:
 From net investment income                                    %                      -0.11        -0.41        -0.41       -0.39
 From net realized gains on investments                        %                      -0.14        -0.33        -0.16       -0.38
 Total distributions                                           %                      -0.25        -0.74        -0.57       -0.77
 Net asset value, end of period                                $                      12.84        12.49        12.37       12.10
 TOTAL RETURN*                                                 %                       4.81         7.10         6.94       14.50
 Net assets, end of period (000's)                             $                    128,379      131,207      148,526      81,650
 Ratio of net investment expenses to average net assets        %                       0.65         0.75         0.76        0.75
 Ratio of net investment income to average net assets          %                       3.81         3.75         3.81        3.75
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %                       0.76           --           --          --
 Portfolio turnover rate                                       %                     180.15       139.77       103.71       85.01

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 58      ING VP Legacy Portfolio

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VP PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING VP Portfolios. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

ING VP PORTFOLIOS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the ING VP Portfolio's SEC file number. The file numbers are as follows:

ING Variable Portfolios, Inc.        811-7651
  ING International Equity
    Portfolio
  ING Growth Portfolio
  ING Small Company Portfolio
  ING Technology Portfolio
  ING Index Plus Large Cap
    Portfolio
  ING Index Plus Mid Cap Portfolio
  ING Index Plus Small Cap
    Portfolio
  ING Value Opportunity Portfolio
ING VP Balanced Portfolio, Inc.      811-5773
ING VP Growth and Income Portfolio   811-2514
ING VP Bond Portfolio                811-2361
ING VP Money Market Portfolio        811-2565
ING Generation Portfolios, Inc.      811-8934
  ING VP Ascent Portfolio
  ING VP Crossroads Portfolio
  ING VP Legacy Portfolio

  [ING FUNDS LOGO]                         PPPROS070301-070601

       PROSPECTUS

    [ABACUS PHOTO]
       May    , 2002

       Class S
                                                 INTERNATIONAL EQUITY PORTFOLIO
                                                 ING VP International Equity
                                                 Portfolio
                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS
                                                 ING VP Growth Portfolio
                                                 ING VP Small Company Portfolio
                                                 ING VP Technology Portfolio



                                                 DOMESTIC EQUITY INDEX
                                                 PORTFOLIOS
                                                 ING VP Index Plus Large Cap
                                                 Portfolio
                                                 ING VP Index Plus Mid Cap
                                                 Portfolio
                                                 ING VP Index Plus Small Cap
                                                 Portfolio
                                                 DOMESTIC EQUITY VALUE PORTFOLIO
                                                 ING VP Value Opportunity
                                                 Portfolio
                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIOS
                                                 ING VP Balanced Portfolio, Inc.
                                                 ING VP Growth & Income
                                                 Portfolio
                                                 FIXED INCOME PORTFOLIOS
                                                 ING VP Bond Portfolio
                                                 ING VP Money Market Portfolio

                                                 GENERATION PORTFOLIOS
                                                 ING VP Ascent Portfolio
                                                 ING VP Crossroads Portfolio
                                                 ING VP Legacy Portfolio

       This prospectus contains
       important information about
       investing in the ING VP
       Portfolios. You should read it
       carefully before you invest,
       and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the
       Portfolios will achieve their
       objectives. As with all
       variable portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                           [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS



[MONEY GRAPHIC]
         HOW THE
         PORTFOLIO HAS
         PERFORMED



[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



This prospectus describes each Portfolio's objective, investment strategy, and risks.

You'll also find:

HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

    PORTFOLIOS AT A GLANCE                                   2
    INTERNATIONAL EQUITY PORTFOLIO
    ING VP International Equity Portfolio                    4



    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth Portfolio                                  6
    ING VP Small Company Portfolio                           8
    ING VP Technology Portfolio                             10



    DOMESTIC EQUITY INDEX PORTFOLIOS
    ING VP Index Plus Large Cap Portfolio                   12
    ING VP Index Plus Mid Cap Portfolio                     14
    ING VP Index Plus Small Cap Portfolio                   16



    DOMESTIC EQUITY VALUE PORTFOLIO
    ING VP Value Opportunity Portfolio                      18



    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Balanced Portfolio, Inc.                         20
    ING VP Growth and Income Portfolio                      22



    FIXED INCOME PORTFOLIOS
    ING VP Bond Portfolio                                   24
    ING VP Money Market Portfolio                           26



    GENERATION PORTFOLIOS
    ING VP Ascent Portfolio                                 28
    ING VP Crossroads Portfolio                             28
    ING VP Legacy Portfolio                                 28

    WHAT YOU PAY TO INVEST                                  34
    SHAREHOLDER GUIDE
    MANAGEMENT OF THE PORTFOLIOS                            36
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      39
    MORE INFORMATION ABOUT RISKS                            40
    FINANCIAL HIGHLIGHTS                                    43
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                INTRODUCTION TO THE ING VP FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All variable portfolios have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                                   [TELEPHONE]
 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

INTERNATIONAL EQUITY PORTFOLIO

  ING's International Equity Portfolio focuses on long-term growth by investing primarily in foreign equities.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years
  - are looking for exposure to international markets
  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY GROWTH PORTFOLIOS

  ING's Domestic Equity Growth Portfolios focus on long-term growth by investing primarily in domestic equities.

  They may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY INDEX PORTFOLIOS

  ING's Domestic Equity Index Portfolios seeks to outperform the total return performance of the predetermined indices.

  They may suit you if you:

  - are investing for the long-term -- at least several years
  - are willing to accept higher risk in exchange for potential long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

  ING's Domestic Equity Value Portfolio seeks capital appreciation.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years
  - are willing to accept risk in exchange for long-term capital appreciation.

DOMESTIC EQUITY AND INCOME PORTFOLIOS

  ING's Domestic Equity and Income Portfolios seek income and growth of capital.

  They may suit you if you:

  - want both regular income and capital appreciation
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with Equity Portfolios.

FIXED INCOME PORTFOLIOS

  ING's Fixed Income Portfolios seek income and preservation of capital.

  They may suit you if you:

  - are investing for the long-term -- at least several years
  - are willing to accept higher risk in exchange for potential long-term growth.

GENERATION PORTFOLIOS

  ING's Generation Portfolios focus on income and growth of capital

  They may suit you if you:

  - want both regular income and capital appreciation
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with Equity Portfolios.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Introduction to the ING VP Funds       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the objectives, main investments and risks of each ING VP Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objectives, strategies and risks, which begin on page 4.

                  PORTFOLIO                                              INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     International Equity Portfolio                         Long-term capital appreciation
EQUITY            Adviser: ING Investments, LLC
PORTFOLIO         Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Growth Portfolio                                       Capital appreciation
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  Small Company Portfolio                                Capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Technology Portfolio                                   Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Elijah Asset Management, LLC


DOMESTIC          Index Plus Large Cap Portfolio                         Seeks to outperform the total
EQUITY INDEX      Adviser: ING Investments, LLC                          return performance of the
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.        Standard & Poor's 500
                                                                         composite Index (S&P 500),
                                                                         while maintaining a market
                                                                         level of risk

                  Index Plus Mid Cap Portfolio                           Seeks to outperform the total
                  Adviser: ING Investments, LLC                          return performance of the
                  Sub-Adviser: Aeltus Investment Management, Inc.        Standard & Poor's MidCap 400
                                                                         Index (S&P 400), while
                                                                         maintaining a market level of
                                                                         risk

                  Index Plus Small Cap Portfolio                         Seeks to outperform the total
                  Adviser: ING Investments, LLC                          return performance of the
                  Sub-Adviser: Aeltus Investment Management, Inc.        Standard & Poor's SmallCap 600
                                                                         composite Index (S&P 600),
                                                                         while maintaining a market
                                                                         level of risk


DOMESTIC          Value Opportunity Portfolio                            Long-term capital appreciation
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Balanced Portfolio, Inc.                               Long-term capital appreciation
EQUITY AND        Adviser: ING Investments, LLC                          and current income
INCOME            Sub-Adviser: Aeltus Investment Management, Inc.
PORTFOLIOS

                  Growth and Income Portfolio                            Long-term capital growth and
                  Adviser: ING Investments, LLC                          income
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      Bond Portfolio                                         Seeks to maximize total return
PORTFOLIOS        Adviser: ING Investments, LLC                          consistent with reasonable
                  Sub-Adviser: Aeltus Investment Management, Inc.        risk

                  Money Market Portfolio                                 High current income,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


GENERATION        Ascent Portfolio                                       Capital appreciation
PORTFOLIOS        Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Crossroads Portfolio                                   Long-term capital appreciation
                  Adviser: ING Investments, LLC                          and income
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Legacy Portfolio                                       Provide income consistent with
                  Adviser: ING Investments, LLC                          the preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents of               Price volatility and other risks that accompany an
companies outside of the U.S.                             investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies.                Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during period of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology industry sector.                               investment in equity securities and maintaining a
                                                          non-diversified portfolio focusing on companies engaged in information technology industry sector.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of larger U.S. companies,               Price volatility and other risks that accompany an
believed to have prices below their long-term             investment in equity securities.
value.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies that are        Price volatility and other risks that accompany an
seen to have attractive valuations.                       investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


High quality, U.S. dollar-denominated short-term          Credit, interest rate, repayment and other risks that
debt securities.                                          accompany an investment in U.S. dollar-denominated
                                                          short-term securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INTERNATIONAL EQUITY PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in common stocks principally traded in countries outside of the United States. International will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, International invests at least 65% of its total assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing International, Aeltus looks to:

- Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.

- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.

- Employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in International are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks of foreign investing include:

- Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

 4      ING VP International Equity Portfolio

                                           ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1992      1993       1994       1995       1996       1997       1998       1999       2000       2001
  -------   -------    -------    -------    -------    -------    -------    -------    -------    -------
                                                                     18.92%     51.33%    -20.33%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Because Class S shares first commenced operations November 1, 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- MSCI EAFE Index.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return(1)                                               %  [    ]         [    ]               [    ](2)
MSCI EAFE Index(3)                                              %  [    ]         [    ]               [    ](4)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.

(2) Class R commenced operations on December 22, 1997.

(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(4) The Index return is for the period beginning December   , 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Equity Portfolio       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH PORTFOLIO                       Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing Growth, Aeltus:

- Emphasizes stocks of larger companies, although Growth may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Growth are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

 6      ING VP Growth Portfolio

                                                         ING VP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999      2000     2001
  -----    -----    -----    -----    -----    -----    -----    -----    ------    -----
                                               33.01    37.68    34.97    -11.95

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares first commenced operations November 1, 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- Russell 1000 Growth Index.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return(1)                                               %  [    ]         [    ]               [    ](2)
Russell 1000 Growth Index(3)                                    %  [    ]         [    ]               [    ](4)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class R commenced operations on December 13, 1996.

(3) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(4 ) The Index return is for the period beginning December   , 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING VP Growth Portfolio       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP SMALL COMPANY PORTFOLIO                Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Small Company invests at least 80% of its net assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:

- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than companies included in the first two categories.

In managing Small Company, Aeltus:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Small Company are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 8      ING VP Small Company Portfolio

                                                  ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992      1993      1994       1995       1996       1997       1998       1999      2000       2001
  ----      ----      ----      -------    -------    -------    -------    -------   -------    -------

                                                        34.49%      1.10%     30.85%     6.72%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares first commenced operations November 1, 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- Russell 2000 Index.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return(1)                                               %   [    ]          [    ]               [    ](2)
Russell 2000 Index(3)                                           %   [    ]          [    ]               [    ](4)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class R commenced operations on December 27, 1996.

(3) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(4) The Index return is for the period beginning December   , 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Small Company Portfolio       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP TECHNOLOGY PORTFOLIO                         Elijah Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Technology invests at least 80% of its net assets in common stocks and securities convertible into common stock of companies in the information technology industry sector.

Companies in the information technology industries include companies that EAM considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:

- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.

EAM considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. EAM will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

In selecting stocks for Technology, EAM looks at a company's valuation relative to its potential long-term growth rate. EAM may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. Technology may sell a security if EAM determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if EAM believes that another investment offers a better opportunity.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Technology are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Because Technology's investments are concentrated in the information technology industries, Technology may be subject to more abrupt swings in value than a portfolio which invests in a broader range of industries.

Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

Technology may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

 10      ING VP Technology Portfolio

                                                     ING VP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                         [TOTAL RETURNS GRAPH TO COME]

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares first commenced operations November 1, 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2000, ING Investments, LLC serves as investment adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- Goldman Sachs Technology Industry Composite Index.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return(1)                                               %   [    ]          [    ](2)               N/A
Goldman Sachs Technology Industry Composite Index(3)            %   [    ]          [    ](4)               N/A

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class R commenced operations on May 1, 2000.

(3) The Goldman Sachs Technology Industry Composite Index is a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector.

(4) The Index return is for the period beginning May 1, 2000.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING VP Technology Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS LARGE CAP PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus Large Cap invests at least 80% of its net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus Large Cap, Aeltus attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in Index Plus Large Cap between 400 and 450 of the stocks included in the S&P 500. Although the Portfolio will not hold all the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of Index Plus Large Cap and that of the S&P 500 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Index Plus Large Cap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 12      ING VP Index Plus Large Cap Portfolio

                                           ING VP INDEX PLUS LARGE CAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
                                               33.89%   31.60%   24.30%   -9.41%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares first commenced operations July 16, 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- S&P 500 Index.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return(1)                                               %  [    ]         [    ]               [    ](2)
S&P 500 Index(3)                                                %  [    ]         [    ]               [    ](4)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class R commenced operations on September 16, 1996.

(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The Index return is for the period beginning September   , 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING VP Index Plus Large Cap Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS MID CAP PORTFOLIO           Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus Mid Cap invests at least 80% of its net assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus Mid Cap, Aeltus attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 400, Aeltus expects that there will be a close correlation between the performance of Index Plus Mid Cap and that of the S&P 400 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Index Plus Mid Cap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.

The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 14      ING VP Index Plus Mid Cap Portfolio

                                             ING VP INDEX PLUS MID CAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    ----
                                                  24.30   15.81%  19.91%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares first commenced operations July 16, 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- S&P MidCap 400 Index.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return(1)                                               %   [    ]          [    ](2)             N/A
S&P MidCap 400 Index(3)                                         %   [    ]          [    ](4)             N/A

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class R commenced operations on December 16, 1997.

(3) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(4) The Index return is for the period beginning December   , 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    ING VP Index Plus Mid Cap Portfolio       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS SMALL CAP PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus Small Cap invests at least 80% of its net assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus Small Cap, Aeltus attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600, Aeltus expects that there will be a close correlation between the performance of Index Plus Small Cap and that of the S&P 600 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Index Plus Small Cap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling of a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 16      ING VP Index Plus Small Cap Portfolio

                                           ING VP INDEX PLUS SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    -----
                                                  -1.35   10.79    9.82



(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares first commenced operations July 16, 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- S&P SmallCap 600 Index.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return(1)                                               %  [    ]         [    ](2)             N/A
S&P SmallCap 600 Index(3)                                       %  [    ]         [    ](4)             N/A

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class R commenced operations on December 19, 1997.

(3) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million.

(4) The Index return is for the period beginning December   , 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING VP Index Plus Small Cap Portfolio       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP VALUE OPPORTUNITY PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing Value Opportunity, Aeltus tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. Aeltus believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Value Opportunity are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

 18      ING VP Value Opportunity Portfolio

                                              ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1992    1993    1994    1995    1996    1997    1998    1999    2000   2001
  ------  ------  ------  ------  ------  ------  ------  ------  ------  -----
                                          39.36   22.39   19.58   10.19

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares first commenced operations July 16, 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- S&P 500 Index.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return(1)                                               %   [    ]          [    ](2)             N/A
S&P 500 Index(3)                                                %   [    ]          [    ](4)             N/A

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class R commenced operations on December 13, 1996.

(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The Index return is for the period beginning December   , 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Value Opportunity Portfolio       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BALANCED PORTFOLIO, INC.               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Balanced allocates its assets between the following asset classes:

- Equities, such as common and preferred stocks.

- Debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities and money market instruments.

Aeltus typically maintains approximately 60% of Balanced's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus' view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, Aeltus uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. Aeltus generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Portfolio.

In managing the EQUITY COMPONENT of Balanced, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.

In managing the DEBT COMPONENT of Balanced, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Portfolio may invest up to 15% of its total assets in high-yield instruments. The Portfolio may also invest in foreign debt securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Balanced are those generally attributable to stock and bond investing. The success of the Portfolio's strategy depends on Aeltus' skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, Balanced may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Risks attributable to STOCK investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Further, stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The Portfolio's FIXED-INCOME investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Portfolio shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce the risk may not perform as expected.

 20      ING VP Balanced Portfolio

                                                 ING VP BALANCED PORTFOLIO, INC.
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
  6.39      9.90    -0.35    27.23    15.17    22.49    16.93    13.60    -0.56

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares have not commenced operations as of the date of this prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB).

                                                                    1 YEAR    5 YEARS   10 YEARS
Class R Return(1)                                               %   [    ]    [    ]     [    ]
S&P 500 Index(2)                                                %   [    ]    [    ]     [    ]
LBAB(3)                                                         %   [    ]    [    ]     [    ]
Composite Index(4)                                              %   [    ]    [    ]     [    ]

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares have not commenced operation as of the date of this prospectus. See footnote (2) to the bar chart above.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The LBAB is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(4) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP Balanced Portfolio       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH AND INCOME PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer above-average growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth and Income invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital appreciation or income growth or both.

In managing Growth and Income, Aeltus:

- Emphasizes stocks of larger companies.

- Looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Growth and Income are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Although Aeltus emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 22      ING VP Growth and Income Portfolio

                                              ING VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992        1993       1994       1995       1996       1997       1998       1999       2000       2001
  ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
  6.70%         6.74%     -0.96%     32.25%     24.46%     29.89%     14.49%     17.42%    -10.97%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares have not commenced operations as of the date of this prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- S&P 500 Index.

                                                                    1 YEAR    5 YEARS   10 YEARS
Class R Return(1)                                               %   [    ]    [    ]     [    ]
S&P 500 Index(2)                                                %   [    ]    [    ]     [    ]

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares have not commenced operation as of the date of this prospectus. See footnote (2) to the bar chart above.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Growth and Income Portfolio       23

                                                                         ADVISER
                                                         ING VP Investments, LLC
                                                                     SUB-ADVISER
ING VP BOND PORTFOLIO                         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return consistent with reasonable risk, through investments in a diversified portfolio consisting of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, ING VP Bond invests at least 80% of its net assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Portfolio may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Portfolio may invest in zero coupon securities.

In managing the Portfolio, Aeltus:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the overall total return and yield, while managing volatility.

- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in the Portfolio are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 24      ING VP Bond Portfolio

                                                           ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993     1994     1995     1996    1997    1988    1999     2000     2001
  ----    -----    -----    -----    ----    ----    ----    -----    -----    ----
  7.45%    9.69%   -3.83%   18.24%   3.60%   8.30%   8.14%   -0.74%    9.64%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares have not commenced operations as of the date of this prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]:[    ]%
                         [    ] quarter [    ]:[    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB).

                                                                    1 YEAR    5 YEARS   10 YEARS
Class R Return(1)                                               %   [    ]    [    ]     [    ]
LBAB Index(2)                                                   %   [    ]    [    ]     [    ]

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares have not commenced operation as of the date of this prospectus. See footnote (2) to the bar chart above.

(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING VP Bond Portfolio       25

                                                                         ADVISER
                                                         ING VP Investments, LLC
                                                                     SUB-ADVISER
ING VP MONEY MARKET PORTFOLIO                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Money Market invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus to be of comparable quality. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

It is possible to lose money by investing in the Portfolio. There is no guaranty the Portfolio will achieve its investment objective. Investments in the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of Money Market's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

 26      ING VP Money Market Portfolio

                                                   ING VP MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

                       1992        1993       1994       1995       1996       1997       1998       1999       2000       2001
                       ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
                          3.68%      3.19%      4.09%      6.05%      5.37%      5.47%      5.46%      5.08%      6.38%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares have not commenced operations as of the date of this prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]:[    ]%
                         [    ] quarter [    ]:[    ]%
    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- Money Portfolio Report Averages(TM)/All Taxable Index.

                                                                   1 YEAR    5 YEARS   10 YEARS
Class R Return(1)                                               %   [    ]   [    ]     [    ]
Money Portfolio Report Averages(TM)/All Taxable Index(2)        %   [    ]   [    ]     [    ]

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares have not commenced operation as of the date of this prospectus. See footnote (2) to the bar chart above.

(2) The Money Portfolio Report Averages(TM)/All Taxable Index (formerly IBC Money Portfolio Average/All Taxable Index) is an average of the returns of more than 250 money market mutual portfolios surveyed each month by iMoneyNet, Inc.

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Money Market Portfolio       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GENERATION PORTFOLIOS                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

ING VP ASCENT PORTFOLIO

(ASCENT)

ING VP CROSSROADS PORTFOLIO

(CROSSROADS)

ING VP LEGACY PORTFOLIO

(LEGACY)

INVESTMENT OBJECTIVES
Ascent seeks to provide capital appreciation.

Crossroads seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Legacy seeks to provide total return consistent with preservation of capital.

Principal Investment Strategies Ascent, Crossroads and Legacy are asset allocation portfolios that have been designed for investors with different investment goals:

- Ascent is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.
- Crossroads is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.
- Legacy is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

Under normal market conditions, Aeltus allocates the assets of each Generation Portfolio, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Portfolio's assets in high-yield instruments) and money market instruments. To remain consistent with each Generation Portfolio's investment objective and intended level of risk tolerance, Aeltus has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Portfolio level range allows Aeltus to vary the securities in each Portfolio to take advantage of opportunities as market and economic conditions change.

The Generation Portfolios' benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.

Each Generation Portfolio's asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Aeltus may vary each Generation Portfolio's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual securities, Aeltus considers such factors as:

- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.

PRINCIPAL RISKS The success of each Generation Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes.

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Generation Portfolio will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Generation Portfolio are those generally attributable to stock and bond investing.

For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 28      ING VP Generation Portfolios

                                                    ING VP GENERATION PORTFOLIOS
--------------------------------------------------------------------------------

     ASSET CLASS
                                           ASCENT            CROSSROADS(1)     LEGACY(2)         COMPARATIVE INDEX
     EQUITIES
     LARGE CAPITALIZATION STOCKS
     Range                                 0-70%             0-50%             0-30%             S&P 500 Index
     Benchmark                             35%               25%               15%
     SMALL-/MID-CAPITALIZATION STOCKS
     Range                                 0-40%             0-30%             0-20%             Russell 2500 Index
     Benchmark                             20%               15%               10%
     INTERNATIONAL STOCKS
     Range                                 0-40%             0-30%             0-20%             Morgan Stanley Capital
     Benchmark                             20%               15%               10%               International Europe,
                                                                                                 Australia and Far East Index
     REAL ESTATE STOCKS
     Range                                 0-10%             0-10%             0-10%             National Association of
     Benchmark                             5%                5%                5%                Real Estate Investment Trusts
                                                                                                 Equity Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range                                 0-30%             0-60%             0-90%             Salomon Brothers Broad
     Benchmark                             15%               30%               45%               Investment Grade Index
     INTERNATIONAL BONDS
     Range                                 0-10%             0-10%             0-10%             Salomon Brothers Non-U.S.
     Benchmark                             5%                5%                5%                World Government Bond Index
     MONEY MARKET INSTRUMENTS
     Range                                 0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark                             0%                5%                10%



---------------------
*See page 30 for a description of each comparative index.

(1)Crossroads will invest no more than 60% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2)Legacy will invest no more than 35% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING VP Generation Portfolios       29

ING VP GENERATION PORTFOLIOS
--------------------------------------------------------------------------------

ASSET CLASS             Benchmark Index

Large Cap Stocks        The Standard & Poor's 500 Index is a value-weighted,
                        unmanaged index of 500 widely held stocks and is considered to be representative of the stock market in general.

Small-/Mid-Cap Stocks   The Russell 2500 Index consists of the smallest 500
                        securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index. Each of these indices is unmanaged.

International Stocks    The Morgan Stanley Capital International-Europe,
                        Australia, Far East Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

Real Estate Stocks      The National Association of Real Estate Investment
                        Trusts Equity Index is a market-weighted total return of all tax-qualified real estate investment trusts listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System.

U.S. Dollar Bonds       Salomon Brothers Broad Investment-Grade Bond Index is an
                        unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S.
                        Treasury/Agency issues, mortgage pass-through securities and corporate issues.

International Bonds     The Salomon Brothers Non-U.S. World Government Bond
                        Index serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom, Germany, France, Canada, the
                        Netherlands, Australia, Denmark, Italy, Belgium, Spain and Sweden.

Cash Equivalents        Three-month Treasury bills are government-backed
                        short-term investments considered to be risk-free, and equivalent to cash because their maturity is only three months.

 30      ING VP Generation Portfolios

ING VP ASCENT PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992   1993    1994    1995     1996     1997    1998     1999     2000     2001
----   ----    ----    -----    -----    ----    -----    -----    -----    -----

                                23.58    19.90    4.30    14.35    -0.67

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares have not commenced operations as of the date of this prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%

        The Portfolio's year-to-date total return as of March 31, 2002:
                                    [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Ascent Composite.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return(1)                                               %   [    ]          [    ]               [    ](2)
Russell 3000 Growth Index(3)                                    %   [    ]          [    ]               [    ](4)
Ascent Composite(5)                                             %   [    ]          [    ]               [    ](6)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares have not commenced operation as of the date of this prospectus. See footnote (2) to the bar chart above.

(2) Class R commenced operations on July 5, 1995.

(3) The Russell 3000 Growth Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(4) The Index return is for the period beginning July   , 1995.

(5) The Ascent Composite is comprised of the seven asset class indices listed on page 29 in weights that correspond to the particular benchmark weights applicable to Ascent. The composite benchmark may serve as a better comparison for the Portfolio because it is more representative of the actual securities and allocations of the Portfolio.

(6) The Composite return is for the period beginning July   , 1995.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                ING VP Ascent Portfolio       31

                                                     ING VP CROSSROADS PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992   1993    1994    1995     1996     1997    1998     1999    2000     2001
----   ----    ----    -----    -----    ----    -----    ----    -----    -----

                                18.81    17.57    5.91    10.22    0.41

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares have not commenced operations as of the date of this prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%

    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Crossroads Composite.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return(1)                                               %   [    ]          [    ]               [    ](2)
Russell 3000 Growth Index(3)                                    %   [    ]          [    ]               [    ](4)
Crossroads Composite(5)                                         %   [    ]          [    ]               [    ](6)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares have not commenced operation as of the date of this prospectus. See footnote (2) to the bar chart above.

(2) Class R commenced operations on July 5, 1995.

(3) The Russell 3000 Growth Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(4) The Index return is for the period beginning July   , 1995.

(5) The Crossroads Composite is comprised of the seven asset class indices listed on page 29 in weights that correspond to the particular benchmark weights applicable to Crossroads. The composite benchmark may serve as a better comparison for the Portfolio because it is more representative of the actual securities and allocations of the Portfolio.

(6) The Composite return is for the period beginning July   , 1995.

 32      ING VP Crossroads Portfolio

ING VP LEGACY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class R shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992   1993    1994    1995     1996     1997    1998     1999    2000    2001
----   ----    ----    -----    -----    ----    -----    ----    ----    -----

                                14.19    14.50    6.94    7.10    4.81

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares have not commenced operations as of the date of this prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                         [    ] quarter [    ]: [    ]%
                         [    ] quarter [    ]: [    ]%

    The Portfolio's year-to-date total return as of March 31, 2002: [    ]%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Salomon Brothers Broad Investment-Grade Bond Index (Saly BIG Index) and the Ascent Composite.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return(1)                                               %   [    ]          [    ]               [    ](2)
Saly BIG Index(3)                                               %   [    ]          [    ]               [    ](4)
Legacy Composite(5)                                             %   [    ]          [    ]               [    ](6)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares have not commenced operation as of the date of this prospectus. See footnote (2) to the bar chart above.

(2) Class R commenced operations on July 5, 1995.

(3) The Saly BIG Index is a market-weighted index that contains approximately 4,700 individually priced investment-grade bonds. The index includes U.S. Treasury/agency issues, mortgage pass-through securities, and corporate issues.

(4) The Index return is for the period beginning July   , 1995.

(5) The Legacy Composite is comprised of the seven asset class indices listed on page 29 in weights that correspond to the particular benchmark weights applicable to Legacy. The composite benchmark may serve as a better comparison for the Portfolio because it is more representative of the actual securities and allocations of the Portfolio.

(6) The Composite return is for the period beginning July   , 1995.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                ING VP Legacy Portfolio       33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]
       The table that follows shows operating expenses paid each year by each Portfolio. The table does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. You will find details about these expenses and charges in the accompanying prospectus, prospectus summary or disclosure statement.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(AS A % OF AVERAGE NET ASSETS)

                                                                      TOTAL              FEE              TOTAL
                    INVESTMENT     DISTRIBUTION                     PORTFOLIO          WAIVER/             NET
                    MANAGEMENT       (12B-1)           OTHER        OPERATING          EXPENSE          PORTFOLIO
PORTFOLIO              FEE             FEES         EXPENSES(2)     EXPENSES      REIMBURSEMENTS(3)     EXPENSES
-----------------------------------------------------------------------------------------------------------------
 ING VP
 International
  Equity      %        0.85          0.25
 ING VP
  Growth      %        0.60          0.25
 ING VP
  Small
  Company     %        0.75          0.25
 ING VP
Technology    %        0.95          0.25
 ING VP
  Index
  Plus
  LargeCap    %        0.35          0.25
 ING VP
  Index
  Plus
  MidCap      %        0.40          0.25
 ING VP
  Index
  Plus
  SmallCap    %        0.40          0.25
 ING VP
  Value
  Opportunity   %      0.60          0.25
 ING VP
  Balanced    %        0.50          0.25
 ING
  Growth
  and
  Income      %        0.50          0.25
 ING VP
  Bond        %        0.40          0.25
 ING VP
  Money
  Market      %        0.25          0.25
 ING VP
  Ascent      %        0.60          0.25
 ING VP
Crossroads    %        0.60          0.25
 ING VP
  Legacy      %        0.60          0.25

--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Because Class S shares are new, these estimates are based on each Portfolio's actual operating expenses for Class R shares for the Portfolios' most recently completed fiscal year and fee waivers to which the investment adviser has agreed for each Portfolio.

(2) Because Class S shares are new, Other Expenses is the amount of Other Expenses incurred by Class R shareholders for the year ended December 31, 2001.

(3) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The expense limit for each Portfolio is shown as Total Net Portfolio Expenses. For each Portfolio, the expense limits will continue through at least December 31, 2002.

 34      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

       EXAMPLES

[PENNY]

       The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS R PORTFOLIO                                                                 1 YEAR*     3 YEARS*     5 YEARS*     10 YEARS*
---------------------------------------------------------------------------------------------------------------------------------
 ING VP International Equity
 ING VP Growth                                               $
 ING VP Small Company                                        $
 ING VP Technology                                           $
 ING VP Index Plus Large Cap                                 $
 ING VP Index Plus MidCap                                    $
 ING VP Index Plus SmallCap                                  $
 ING VP Value Opportunity                                    $
 ING VP Balanced                                             $
 ING VP Growth and Income                                    $
 ING VP Bond                                                 $
 ING VP Money Market                                         $
 ING VP Ascent                                               $
 ING VP Crossroads                                           $
 ING VP Legacy                                               $
---------------------------------------------------------------------------------------------------------------------------------

* The investment adviser is contractually obligated to waive fees and/or reimburse expenses through December 31, 2002 for all Portfolios (except Balanced, Growth and Income, Bond, and Money Market). Therefore, figures for all Portfolios, except those noted, reflect a waiver/reimbursement for the first year of the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       35

MANAGEMENT OF THE PORTFOLIOS                             ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING), a Delaware limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of March 31, 2002, ING managed over $[  ] billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                          ADVISORY
PORTFOLIO                                                   FEE
---------                                                 --------
International
Growth
Small Company
Technology
Index Plus Large Cap
Index Plus MidCap
Index Plus SmallCap
Value Opportunity
Balanced
Growth and Income
Bond
Money Market
Ascent
Crossroads
Legacy

SUB-ADVISER

ING has engaged a Sub-Adviser to provide the day-to-day management of each Portfolio's portfolio.

ELIJAH ASSET MANAGEMENT, LLC

Elijah Asset Management, LLC (EAM), 100 Pine St., Suite 420, San Francisco, California 94111, a Delaware limited liability company, serves as sub-adviser to Technology. Subject to such policies as the Board or ING may determine, EAM manages Technology's assets in accordance with Technology's investment objective, policies, and limitations. EAM makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology.

TECHNOLOGY PORTFOLIO

Ronald E. Elijah, managing member of EAM, has been co-managing Technology since its inception. Prior to founding EAM in March, 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of EAM, has served as co-portfolio manager of Technology since its inception. Prior to joining EAM in March, 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc., (Aeltus) serves as sub-adviser to each Portfolio (other than Technology). Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to variable portfolios since 1994 and has managed institutional accounts since 1972. As of March 31, 2002, Aeltus managed over $[ ] billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.

SMALL COMPANY PORTFOLIO

Small Company is managed by a team of Aeltus equity investment specialists led by Thomas DiBella, Portfolio Manager, Aeltus. Mr. DiBella has been managing Small Company since its inception in January 1994. Mr. DiBella joined Aeltus in 1991 and is currently responsible for the management of several small-capitalization portfolios.

VALUE OPPORTUNITY PORTFOLIO

Value Opportunity is managed by a team of Aeltus equity investment specialists led by John McKenna, Portfolio Manager, Aeltus. Mr. McKenna has been managing Value Opportunity since March 2001 and has over seven years experience as an equity analyst. Mr. McKenna is also responsible for providing fundamental research and analysis for Aeltus' large-cap value equity portfolios.

INTERNATIONAL EQUITY PORTFOLIO

International is managed by a team of Aeltus equity investment specialists led by Vince Fioramonti, Portfolio Manager, Aeltus. Mr. Fioramonti has been managing International since December 1995. Mr. Fioramonti also manages international stocks and non-U.S. dollar government bonds for several investment portfolios.

GROWTH PORTFOLIO

Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since May 1998 and previously co-managed the Portfolio. Mr. Bragdon has 29 years of experience in the investment business, including more than 20 years with Aeltus.


 36      Management of the Portfolios

SUB-ADVISER                                         MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INDEX PLUS LARGE CAP, INDEX PLUS MID CAP, INDEX PLUS SMALL CAP PORTFOLIOS

Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus Large Cap since May 2001 and as co-manager of Index Plus Mid Cap and Index Plus Small Cap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap since May 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

BALANCED PORTFOLIO, INC.

Balanced is managed by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead manager of Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing Balanced since May 2002. Mr. Huber heads a team of fixed-income specialists, and is responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

GROWTH AND INCOME PORTFOLIO

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since May 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

BOND PORTFOLIO

Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus, serves as the lead portfolio manager and heads the fixed income team in management of the Bond Portfolio. Mr. Huber has led this team since February 2001, which consists of specialists in each fixed income asset class. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

MONEY MARKET PORTFOLIO

Money Market is managed by a team of Aeltus fixed-income specialists led by Lennart Carlson, Senior Vice President, Aeltus. Mr. Carlson has been managing Money Market since May 2002. Mr. Carlson is also responsible for the coordination and execution of trading across all of Aeltus' fixed-income portfolios and has over 17 years experience in fixed-income investments.

GENERATION PORTFOLIOS

ASCENT, CROSSROADS, LEGACY

Ascent, Crossroads and Legacy are managed by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead portfolio manager and asset allocation strategist for each Generation Portfolio since December 1999. Mr. Kochen heads a team of equity investment specialists each of whom specializes in a particular asset class. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing the Generation Portfolios since May 2002 and heads the team of fixed-income specialists. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       37

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

The Portfolios are currently available as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Group.

ING Funds Distributor, Inc., the distributor for the Portfolios, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this prospectus. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, performance of these Portfolios can be expected to vary from those of the other funds.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus, prospectus summary or disclosure statement for additional information about how this works.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable life insurance policies for which the Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Directors/Trustees (Board) intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met.

SERVICE FEES -- CLASS S SHARES

ING VP Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Distribution Plan, ING Funds Distributor, Inc., the Portfolios' principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the Class S shares of the Portfolios. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares. ING Funds Distributor, Inc. may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW SHARES ARE PRICED

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of each Portfolio. NAV per share for each Portfolio is calculated each business day as the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY

The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Servicing Agent at (800) 922-0180 [select option 1], obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this prospectus.


 38      Information for Investors

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

All of the Portfolios, except Growth and Income and ING VP Bond, declare and pay dividends and capital gains distributions, if any, on an annual basis usually in June. Growth and Income and ING VP Bond declare and pay dividends and capital gains distributions, if any, on a semi-annual basis. To comply with federal tax regulations, the Portfolios, except Growth and Income and ING VP Bond, may also pay an additional capital gains distribution, unusually in June.

As a contract owner or policyholder invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

HOW THE PORTFOLIOS PAY DISTRIBUTIONS

Each Portfolio intends to meet the requirements for being a tax-qualified regulated investment company, which means they generally do not pay federal income tax on the earnings they distribute to shareholders.

You should consult the variable contract prospectus or offering memorandum, along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       39

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the investment adviser or sub-adviser can decide whether to use them or not. The investment adviser or sub-adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

HIGH YIELD SECURITIES. Certain Portfolios may invest in high yield securities. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by Aeltus to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the


 40      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. Each Portfolio may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS. Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, so please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       41

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE STRATEGIES. When the adviser or sub-adviser to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER. Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Portfolio.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Certain Portfolios may invest in equity securities of small- and mid-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

OTHER RISKS

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. Each Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Technology may make short sales. A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.


 42      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. A report of each Portfolio's independent auditor, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

The following Portfolios had not commenced operations as of the date of this prospectus: Balanced, Growth and Income, Bond, Money Market, Ascent Crossroads and Legacy. Financial highlights are not presented for Class S shares of the above listed Portfolios.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       43

ING VP INTERNATIONAL EQUITY PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                          CLASS S
                                                                     -----------------
                                                                        PERIOD FROM
                                                                     NOVEMBER 1, 2001
                                                                       (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                       DECEMBER 31,
                                                                           2001
--------------------------------------------------------------------------------------
Net asset value, beginning of period                           $
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $
 Net realized and change in unrealized gain or loss on
 investments                                                   $
 Total from investment operations                              $
LESS DISTRIBUTIONS:
 From net investment income                                    $
 From net realized gains on investments                        $
 Total distributions                                           $
 Net asset value, end of period                                $
 TOTAL RETURN*                                                 %
 Net assets, end of period (000's)                             $
 Ratio of net investment expenses to average net assets        %
 Ratio of net investment income to average net assets          %
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %
 Portfolio turnover rate                                       %

--------------------------------------------------------------------------------

 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

(1) Annualized

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 44      ING VP International Equity Portfolio

FINANCIAL HIGHLIGHTS                                     ING VP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                          CLASS S
                                                                     -----------------
                                                                        PERIOD FROM
                                                                     NOVEMBER 1, 2001
                                                                       (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                       DECEMBER 31,
                                                                           2001
--------------------------------------------------------------------------------------
Net asset value, beginning of period                           $
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $
 Net realized and change in unrealized gain or loss on
 investments                                                   $
 Total from investment operations                              $
LESS DISTRIBUTIONS:
 From net investment income                                    $
 From net realized gains on investments                        $
 Total distributions                                           $
 Net asset value, end of period                                $
 TOTAL RETURN*                                                 %
 Net assets, end of period (000's)                             $
 Ratio of net investment expenses to average net assets        %
 Ratio of net investment income to average net assets          %
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %
 Portfolio turnover rate                                       %

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                ING VP Growth Portfolio       45

ING VP SMALL COMPANY PORTFOLIO                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                          CLASS S
                                                                     -----------------
                                                                        PERIOD FROM
                                                                     NOVEMBER 1, 2001
                                                                       (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                       DECEMBER 31,
                                                                           2001
--------------------------------------------------------------------------------------
Net asset value, beginning of period                           $
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $
 Net realized and change in unrealized gain or loss on
 investments                                                   $
 Total income from investment operations                       $
LESS DISTRIBUTIONS:
 From net investment income                                    $
 From net realized gains on investments                        $
 Total distributions                                           $
 Net asset value, end of period                                $
 TOTAL RETURN*                                                 %
 Net assets, end of period (000's)                             $
 Ratio of net investment expenses to average net assets        %
 Ratio of net investment income to average net assets          %
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %
 Portfolio turnover rate                                       %

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 46      ING VP Small Company Portfolio

FINANCIAL HIGHLIGHTS                                 ING VP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                          CLASS S
                                                                     -----------------
                                                                        PERIOD FROM
                                                                     NOVEMBER 1, 2001
                                                                       (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                       DECEMBER 31,
                                                                           2001
--------------------------------------------------------------------------------------
Net asset value, beginning of period                           $
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $
 Net realized and change in unrealized gain or loss on
 investments                                                   $
 Total income from investment operations                       $
 Net asset value, end of period                                $
 TOTAL RETURN*                                                 %
 Net assets, end of period (000's)                             $
 Ratio of net investment expenses to average net assets        %
 Ratio of net investment income to average net assets          %
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %
 Portfolio turnover rate                                       %

--------------------------------------------------------------------------------

(1) Annualized.

 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
 + Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                            ING VP Technology Portfolio       47

ING VP INDEX PLUS LARGE CAP PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                          CLASS S
                                                                     -----------------
                                                                        PERIOD FROM
                                                                       JULY 16, 2001
                                                                       (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                       DECEMBER 31,
                                                                           2001
--------------------------------------------------------------------------------------
Net asset value, beginning of period                           $
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $
 Net realized and change in unrealized gain or loss on
 investments                                                   $
 Total income from investment operations                       $
LESS DISTRIBUTIONS:
 From net investment income                                    $
 From net realized gains on investments                        $
 Total distributions                                           $
 Net asset value, end of period                                $
 TOTAL RETURN*                                                 %
 Net assets, end of period (000's)                             $
 Ratio of net investment expenses to average net assets        %
 Ratio of net investment income to average net assets          %
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %
 Portfolio turnover rate                                       %

--------------------------------------------------------------------------------

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 48      ING VP Index Plus Large Cap Portfolio

FINANCIAL HIGHLIGHTS                         ING VP INDEX PLUS MID CAP PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                          CLASS S
                                                                     -----------------
                                                                        PERIOD FROM
                                                                       JULY 16, 2001
                                                                       (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                       DECEMBER 31,
                                                                           2001
--------------------------------------------------------------------------------------
Net asset value, beginning of period                           $
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $
 Net realized and change in unrealized gain or loss on
 investments                                                   $
 Total income from investment operations                       $
LESS DISTRIBUTIONS:
 From net investment income                                    $
 From net realized gains on investments                        $
 Total distributions                                           $
 Net asset value, end of period                                $
 TOTAL RETURN*                                                 %
 Net assets, end of period (000's)                             $
 Ratio of net investment expenses to average net assets        %
 Ratio of net investment income to average net assets          %
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %
 Portfolio turnover rate                                       %

--------------------------------------------------------------------------------

(1) Annualized.

 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    ING VP Index Plus Mid Cap Portfolio       49

ING VP INDEX PLUS SMALL CAP PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                          CLASS S
                                                                     -----------------
                                                                        PERIOD FROM
                                                                       JULY 16, 2001
                                                                       (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                       DECEMBER 31,
                                                                           2001
--------------------------------------------------------------------------------------
Net asset value, beginning of period                           $
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $
 Net realized and change in unrealized gain or loss on
 investments                                                   $
 Total income from investment operations                       $
LESS DISTRIBUTIONS:
 From net investment income                                    $
 From net realized gains on investments                        $
 Total distributions                                           $
 Net asset value, end of period                                $
 TOTAL RETURN*                                                 %
 Net assets, end of period (000's)                             $
 Ratio of net investment expenses to average net assets        %
 Ratio of net investment income to average net assets          %
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %
 Portfolio turnover rate                                       %

--------------------------------------------------------------------------------

(1) Annualized.

 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 50      ING VP Index Plus Small Cap Portfolio

FINANCIAL HIGHLIGHTS                          ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's
financial statement which has been audited by [         ].

                                                                          CLASS S
                                                                     -----------------
                                                                        PERIOD FROM
                                                                       JULY 16, 2001
                                                                       (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                       DECEMBER 31,
                                                                           2001
--------------------------------------------------------------------------------------
Net asset value, beginning of period                           $
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $
 Net realized and change in unrealized gain or loss on
 investments                                                   $
 Total income from investment operations                       $
LESS DISTRIBUTIONS:
 From net investment income                                    $
 From net realized gains on investments                        $
 Total distributions                                           $
 Net asset value, end of period                                $
 TOTAL RETURN*                                                 %
 Net assets, end of period (000's)                             $
 Ratio of net investment expenses to average net assets        %
 Ratio of net investment income to average net assets          %
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %
 Portfolio turnover rate                                       %

--------------------------------------------------------------------------------

(1) Annualized.

 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
 + Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Value Opportunity Portfolio       51

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VP PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING VP Portfolios. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

ING VP PORTFOLIOS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the ING VP Portfolio's SEC file number. The file numbers are as follows:

ING Variable Portfolios, Inc.        811-7651
  ING International Equity
    Portfolio
  ING Growth Portfolio
  ING Small Company Portfolio
  ING Technology Portfolio
  ING Index Plus Large Cap
    Portfolio
  ING Index Plus Mid Cap Portfolio
  ING Index Plus Small Cap
    Portfolio
  ING Value Opportunity Portfolio
ING VP Balanced Portfolio, Inc.      811-5773
ING VP Growth and Income Portfolio   811-2514
ING VP Bond Portfolio                811-2361
ING VP Money Market Portfolio        811-2565
ING Generation Portfolios, Inc.      811-8934
  ING VP Ascent Portfolio
  ING VP Crossroads Portfolio
  ING VP Legacy Portfolio

  [ING FUNDS LOGO]                         PPPROS070301-070601

                         ING VARIABLE PORTFOLIOS, INC.



                        ING GENERATION PORTFOLIOS, INC.



                         ING VP MONEY MARKET PORTFOLIO



                        ING VP BALANCED PORTFOLIO, INC.



                             ING VP BOND PORTFOLIO



                      ING VP GROWTH AND INCOME PORTFOLIO



                              CLASS R AND CLASS S



            STATEMENT OF ADDITIONAL INFORMATION DATED MAY ___, 2002



This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectuses for ING Variable Portfolios, Inc. (IVPI), ING Generation Portfolios, Inc. (IGPI), ING VP Money Market Portfolio (Money Market), ING VP Balanced Portfolio, Inc. (Balanced), ING VP Bond Portfolio (Bond), and ING VP Growth and Income Portfolio (Growth and Income) (each a "Fund" and collectively the "Funds"). Capitalized terms not defined herein are used as defined in the Prospectuses.



IVPI and IGPI each are authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). IVPI currently has authorized multiple
Portfolios:



- ING VP Growth Portfolio (Growth)                           - ING VP Index Plus Large Cap Portfolio (Index
- ING VP International Equity Portfolio (International)        Plus Large Cap)
- ING VP Small Company Portfolio (Small Company)             - ING VP Index Plus Mid Cap Portfolio (Index
- ING VP Value Opportunity Portfolio (Value Opportunity)       Plus Mid Cap)
- ING VP Technology Portfolio (Technology)                   - ING VP Index Plus Small Cap Portfolio
                                                               (Index Plus Small Cap)



IGPI currently has authorized three Portfolios:



- ING VP Ascent Portfolio (Ascent)
- ING VP Crossroads Portfolio (Crossroads)
- ING VP Legacy Portfolio (Legacy)



The Financial Statements for each Fund or Portfolio and the independent auditors' report thereon, included in each Fund's Annual Report, are incorporated herein by reference in this Statement. A free copy of each Fund's Annual Report and Prospectus is available upon request by writing to the respective Fund at: 7337 Doubletree Ranch Road, Scottsdale, AZ 85258-2034, or by calling: 1-800-992-0180.

                                TABLE OF CONTENTS

GENERAL INFORMATION.........................................................   3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES.............................   5
INVESTMENT TECHNIQUES, RISK FACTORS AND OTHER CONSIDERATIONS................   7
TRUSTEES AND OFFICERS.......................................................  24
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS..................................  29
INVESTMENT ADVISORY AGREEMENTS..............................................  29
THE SUBADVISORY AGREEMENTS..................................................  32
ADMINISTRATIVE SERVICES AGREEMENTS..........................................  34
CUSTODIAN...................................................................  35
TRANSFER AGENT..............................................................  35
INDEPENDENT AUDITORS........................................................  35
PRINCIPAL UNDERWRITER.......................................................  35
DISTRIBUTION SERVICING ARRANGEMENTS.........................................  35
PURCHASE AND REDEMPTION OF SHARES...........................................  36
BROKERAGE ALLOCATION AND TRADING POLICIES...................................  36
NET ASSET VALUE.............................................................  38
TAX STATUS..................................................................  39
PERFORMANCE INFORMATION.....................................................  40
FINANCIAL STATEMENTS........................................................  43

                               GENERAL INFORMATION


On May 1, 2002 the name of each Fund and Portfolio was changed as follows:



Old Name                                                          New Name
--------                                                          --------
Aetna Variable Portfolios, Inc.                                   ING Variable Portfolios, Inc.
  Aetna Growth VP                                                   ING VP Growth Portfolio
  Aetna International VP                                            ING VP International Equity Portfolio
  Aetna Small Company VP                                            ING VP Small Company Portfolio
  Aetna Value Opportunity VP                                        ING VP Value Opportunity Portfolio
  Aetna Technology Portfolio                                        ING VP Technology Portfolio
  Aetna Index Plus Large Cap VP                                     ING VP Index Plus Large Cap Portfolio
  Aetna Index Plus Mid Cap VP                                       ING VP Index Plus Mid Cap Portfolio
  Aetna Index Plus Small Cap VP                                     ING VP Index Plus Small Cap Portfolio

Aetna Generation Portfolios, Inc.                                 ING Generation Portfolios, Inc.
  Aetna Ascent VP                                                   ING VP Ascent Portfolio
  Aetna Crossroads VP                                               ING VP Crossroads Portfolio
  Aetna Legacy VP                                                   ING VP Legacy Portfolio

Aetna Variable Encore Fund d/b/a Aetna Money Market VP            ING VP Money Market Portfolio

Aetna Balanced VP, Inc.                                           ING VP Balanced Portfolio, Inc.

Aetna Income Shares d/b/a Aetna Bond VP                           ING VP Bond Portfolio

Aetna Variable Fund d/b/a Aetna Growth and Income VP              ING Growth and Income Portfolio



Organization Balanced, IGPI and IVPI were incorporated in Maryland in 1988, 1994 and 1996, respectively.



Bond, Money Market and Growth and Income were originally established as Maryland corporations in 1973, 1974 and 1974, respectively. Each was converted to a Massachusetts business trust on May 1, 1984. Each currently operates under a Declaration of Trust (Declaration) dated [____________, 2002].



Classes The Board of Directors/Trustees (Board) has the authority to subdivide each Fund or Portfolio into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the Fund or Portfolio equal to each other share in that Fund or Portfolio. Shares of each Fund or Portfolio currently are classified into two classes. Class R and Class S shares are offered through this Statement and the corresponding Prospectus. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the distribution fees borne by Class S; (b) the expenses allocable exclusively to each class; and (c) the voting rights on matters exclusively affecting a single class.


Capital Stock Shares of each Fund or Portfolio have no preemptive or conversion rights. Each share of a Fund or Portfolio has the same rights to share in dividends declared by that Fund or Portfolio. Upon liquidation of any Fund or Portfolio, shareholders in that Fund or Portfolio are entitled to share pro rata in the net assets of the Fund or Portfolio available for distribution to shareholders. Shares of each Fund or Portfolio are fully paid and nonassessable.

Shareholder Liability Money Market, Bond and Growth and Income each are organized as a "Massachusetts business trust." Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of a Fund, which is not true in the case of a corporation. The Declaration of each Massachusetts business trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of that Fund and that every written agreement, obligation, instrument or undertaking made by that Fund shall contain a provision to the effect that shareholders are not personally liable thereunder. With respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, and claims for taxes and certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Fund. However, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the Fund. The Board of Trustees intends to conduct the operations of each Fund, with the advice of counsel, in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.



Voting Rights Shareholders of each Fund or Portfolio are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors or Trustees, as the case may be (hereafter, Trustees) (to the extent hereinafter provided), and on other matters submitted to the vote of shareholders. Participants who select a Fund for investment through their variable annuity contract (VA Contract) or variable life insurance policy (VLI Policy) are not the shareholders of the Fund. The insurance companies who issue the separate accounts are the true shareholders, but generally pass through voting to Participants as described in the prospectus for the applicable VA Contract or VLI Policy. Once the initial Board is elected, no meeting of the shareholders for the purpose of electing Trustees will be held unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Trustees then in office will call a shareholder meeting for election of Trustees. Vacancies occurring between any such meeting shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Trustees holding office have been elected by the shareholders. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Trustees of Money Market, Bond or Growth and Income may be removed from office
(1) at any time by two-thirds vote of the Trustees; (2) by a majority vote of Trustees where any Trustee becomes mentally or physically incapacitated; (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares; or (4) by written declaration filed with each Fund's custodian signed by two-thirds of a Fund's shareholders. Trustees of IVPI, IGPI and Balanced may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Trustee may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of a Fund, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.


1940 Act Classification Each Fund is an open-end management investment company, as that term is defined under the Investment Company Act of 1940 (1940 Act). Each Fund or Portfolio is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

As a matter of operating policy, Money Market may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that Money Market may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give Money Market the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer for more than three business days only in the event Rule 2a-7 is amended in the future.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objectives and certain investment policies of each Fund or Portfolio are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Fund or Portfolio. This means the lesser of (a) 67% of the shares of a Fund or Portfolio present at a shareholders' meeting if the holders of more than 50% of the shares of that Fund or Portfolio then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund or Portfolio.

As a matter of fundamental policy, a Fund or Portfolio will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Fund's or Portfolio's total assets. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are excluded from this restriction;


(2) except for Technology, concentrate its investments in any one industry, although a Fund or Portfolio may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, each Fund or Portfolio, except for Balanced, Bond, and Growth and Income, will classify finance companies as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, Ascent, Crossroads and Legacy (Generation Portfolios) will classify real estate stocks as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Fund's or Portfolio's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


         Additionally for Generation Portfolios and Money Market, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. Government securities, certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, a Fund or Portfolio may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's or Portfolio's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) a Fund or Portfolio may enter into commitments to purchase securities in accordance with that Fund's or Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund or Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a Fund (other than Money Market) or Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, a Fund or Portfolio may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that:

         (i) to the extent appropriate under its investment program, a Fund or Portfolio (other than Money Market and Bond) may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; and (ii) the Generation Portfolios may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Portfolio holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that a Fund or Portfolio may, to the extent appropriate under its investment program: (i) purchase securities of companies engaged in such activities; (ii) (other than Money Market) enter into transactions in financial and index futures contracts and related options; and (iii) enter into forward currency contracts;

(7) borrow money, except that (i) a Fund (other than Money Market) or Portfolio may enter into certain futures contracts and options related thereto; (ii) a Fund or Portfolio may enter into commitments to purchase securities in accordance with that Fund's or Portfolio's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Fund or Portfolio may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Fund (other than Money Market) or Portfolio may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Fund's or Portfolio's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Fund's or Portfolio's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Fund or Portfolio will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test;

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Fund or Portfolio, that Fund or Portfolio may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. A Fund or Portfolio will not:

(1) except for Technology, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund or Portfolio as described in this Statement and in the Prospectuses;

(2) except for International and the Generation Portfolios, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). Money Market may only purchase foreign securities or obligations that are U.S.-dollar denominated;

(3) invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

(5) invest more than 15% (10% for Money Market, Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. Aeltus Investment Management, Inc. (Aeltus), the Funds' investment adviser, or Elijah Asset Management, LLC (Elijah), subadviser to Technology, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;


(6) invest more than 15% (10% for Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) of the total value of its assets in high yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by Aeltus to be of comparable quality).

Where a Fund's or Portfolio's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by the Standard & Poor's Corporation, except that the industry classifications for Growth are determined in accordance with the classifications established by the Frank Russell Company and the industry classifications for International have been selected by Aeltus. Aeltus believes that the industry classifications it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed at any time to reflect changes in the market place.

Money Market will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest short-term credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet certain other conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality.

The remainder of Money Market's assets will be invested in securities rated within the two highest short term rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to this group of securities, Money Market generally may not, however, invest more than 1% of the market value of its total assets or $1 million, whichever is greater, in the securities or obligations of a single issuer.

          INVESTMENT TECHNIQUES, RISK FACTORS AND OTHER CONSIDERATIONS

Options, Futures and Other Derivative Instruments

Each Fund or Portfolio may use certain derivative instruments as a means of achieving its investment objective. Each Fund or Portfolio may use the derivative instruments described below and in the Prospectuses. For purposes other than hedging, a Fund or Portfolio will invest no more than 5% of its assets in derivatives, which at the time of purchase are considered by management to involve high risk to the Fund or Portfolio, such as inverse floaters and interest-only and principal-only debt instruments.

Derivatives that may be used by a Fund (other than Money Market) or Portfolio include forward contracts, swaps, structured notes, futures and options. Each Fund (except Money Market) or Portfolio may invest up to 30% of its assets in derivatives for hedging purposes or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Mortgage-related and asset-backed securities other than those described in the preceding paragraph, STRIPS (Separate Trading of Registered Interest and Principal of Securities) and forward exchange contracts are not subject to this 30% limitation.


The following provides additional information about those derivative instruments each Fund (other than Money Market) may use. MONEY MARKET MAY NOT USE FUTURES, OPTIONS, FORWARD EXCHANGE CONTRACTS, OR SWAPS.


Futures Contracts Each Fund or Portfolio may enter into futures contracts and options thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Fund or Portfolio may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodities Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Fund or Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund or Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Fund or Portfolio relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contract which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by a Fund or Portfolio with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Fund's or Portfolio's futures contracts. A margin deposit is intended to assure the Fund's or Portfolio's performance under the terms of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Fund or Portfolio. These daily payments to and from a Fund or Portfolio are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Fund or Portfolio will mark-to-market the current value of its open futures contracts. Each Fund or Portfolio expects to earn interest income on its initial margin deposits.

When a Fund or Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

A Fund or Portfolio can buy and write (sell) options on futures contracts. A Fund or Portfolio may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Fund's or Portfolio's total assets (100% in the case of Ascent and 60% in the case of Crossroads) at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

Call and Put Options Each Fund or Portfolio may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the Prospectuses, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Fund or

Portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of Aeltus (or Elijah in the case of Technology).


Each Fund or Portfolio, except the Generation Portfolios, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Fund or Portfolio will not write a put if it will require more than 50% of the Fund's or Portfolio's net assets to be designated to cover all put obligations. No Fund or Portfolio may buy put options if more than 3% of its assets immediately following such purchase would consist of put options. Each Fund or Portfolio may purchase a put option on a security that it already owns and on stock indices; each Generation Portfolio may also purchase a put option on a security that it does not own. Each Fund or Portfolio may purchase call and sell put options on equity securities only to close out positions previously opened; the Generation Portfolios are not subject to this restriction. No Fund or Portfolio will write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. No Fund or Portfolio is permitted to write call options on when-issued securities. The Funds and Portfolios purchase call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Fund or Portfolio may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund or Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Fund or Portfolio may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Fund or Portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's or Portfolio's obligation might be more or less than the premium received when it originally wrote the option. Further, a Fund or Portfolio might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Fund or Portfolio, the Fund or Portfolio will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.


A Fund or Portfolio may purchase put options when Aeltus (or Elijah, in the case of Technology) believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect a Fund's or Portfolio's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Fund or Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund or Portfolio will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.


The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund or Portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund or Portfolio. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Fund or Portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund or Portfolio. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund or Portfolio to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund or Portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund or Portfolio will be able to effect a closing transaction at a favorable price. If a Fund or Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund or Portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options Each Fund or Portfolio may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies Each Fund or Portfolio may write and purchase calls on foreign currencies. A Fund or Portfolio may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund or Portfolio collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Fund's or Portfolio's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Fund or Portfolio is covered if the Fund or Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Additional Restrictions on the Use of Futures and Option Contracts CFTC regulations require that to prevent a Fund or Portfolio from being a commodity pool, each Fund or Portfolio enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Fund or Portfolio expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund or Portfolio in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of a Fund's or Portfolio's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Forward Exchange Contracts Each Fund or Portfolio may enter into forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Fund or Portfolio may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Fund or Portfolio may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of Aeltus (or Elijah, in the case of Technology) to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund or Portfolio may experience losses or gains on both the underlying security and the cross currency hedge.

Each Fund or Portfolio may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund or Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund or Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund or Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund or Portfolio to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Fund or Portfolio to sell a currency, the Fund or Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund or Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund or Portfolio of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, Aeltus must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Funds or Portfolios value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds or Portfolios may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds or Portfolios at one rate, while offering a lesser rate of exchange should the Funds or Portfolios desire to resell that currency to the dealer.

Swap Transactions Each Fund or Portfolio may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. Swap transactions are described in the Prospectuses. A Fund or Portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund or Portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Mortgage-Related Debt Securities


Money Market, Balanced, Bond, Growth and Income, and the Generation Portfolios may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The full faith and credit of the federal government do not explicitly guarantee the obligations of FNMA and FHLMC.


Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Fund or Portfolio might be converted to cash, and the Fund or Portfolio could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund or Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities, which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity"--the latest date by which the tranche can be completely repaid, assuming no repayments--and has an "average life"--the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

Each Fund or Portfolio may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

Each Fund or Portfolio may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectuses, the following sets forth certain information regarding the potential risks associated with a Fund's or Portfolio's transactions in derivatives.

Risk of Imperfect Correlation A Fund's or Portfolio's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund or Portfolio might not be successful and the Fund or Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's or Portfolio's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund or Portfolio will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund or Portfolio which could require the Fund or Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's or Portfolio's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements Investments in futures contracts on fixed income securities and related indices involve the risk that if Aeltus' (or Elijah's, in the case of Technology) judgment concerning the general direction of interest rates is incorrect, the overall performance of a Fund or Portfolio may be poorer than if it had not entered into any such contract. For example, if a Fund or Portfolio has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund or Portfolio will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund or Portfolio has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.


Trading and Position Limits Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Funds do not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds or Portfolios.

Counterparty Risk With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Foreign Securities

Each Fund or Portfolio may invest in foreign securities subject to the limits described above and in the Prospectuses. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because each Fund (other than Money Market) or Portfolio may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Debt Securities

Each Fund or Portfolio may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.


International may hold up to 10% of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by Aeltus to be of comparable quality. Technology may only invest in investment grade debt securities, which are debt securities with an S&P or Moody's rating of BBB/Baa or above or, if unrated, are considered by Elijah to be of comparable quality. Balanced generally maintains at least 25% of its total assets in debt securities.


Repurchase Agreements

Each Fund or Portfolio may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, a Fund or Portfolio may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund or Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's or Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of a Fund or Portfolio. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from a Fund or Portfolio. In that event, the Fund or Portfolio may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, a Fund's or Portfolio's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund or Portfolio.

Variable Rate Demand Instruments

Each Fund or Portfolio, may invest in variable rate demand instruments. Variable rate demand instruments held by a Fund or Portfolio may have maturities of more than one year, provided: (i) the Fund or Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund or Portfolio will be able

(at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund or Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Fund or Portfolio may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund or Portfolio will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

High-Yield Bonds

Each Fund (except Money Market) or Portfolio (except International and Technology) may invest in high yield bonds, subject to the limits described above and in the Prospectuses. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus. These securities include:

(a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

(b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

(c) any securities convertible into any of the foregoing.

Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in the net asset value of a Fund or a Portfolio. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Fund's or Portfolio's objectives, Aeltus seeks to identify situations in which Aeltus believes that future developments will enhance the creditworthiness and the ratings of the issuer.

Some of the risks associated with high yield bonds include:

Sensitivity to Interest Rate and Economic Changes High yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and the net asset value of a Fund or Portfolio. Furthermore, in the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations High yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds or Portfolios, may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks Some issuers of high yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Limitations of Credit Ratings The credit ratings assigned to high yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of a Fund's or Portfolio's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.

Zero Coupon and Pay-in-Kind Securities

Each Fund or Portfolio may invest in zero coupon securities and each Fund, except Money Market, or Portfolio may invest in pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund or Portfolio may realize no return on its investment, because these securities do not pay cash interest.

Supranational Agencies

Each Fund or Portfolio may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Borrowing

Each Fund or Portfolio may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. Each Fund or Portfolio may borrow for leveraging purposes only if after the borrowing, the value of the Fund's or Portfolio's net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of a Fund or Portfolio since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. The Funds do not intend to borrow for leveraging purposes, except that they may invest in leveraged derivatives which have certain risks as outlined above.

Bank Obligations

Each Fund or Portfolio may invest in obligations issued by domestic or foreign banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

Maturity Policies

The average dollar-weighted maturity of securities in Money Market's portfolio will not exceed ninety days. In addition, all investments in Money Market's portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less or, in the case of United States Government securities, no greater than 762 calendar days.

Equity Securities


Each Fund (Money Market) may invest in equity securities. Equity securities are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.


Equity Securities of Smaller Companies


Each Fund (except Money Market and Bond), or Portfolio, may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.


Real Estate Securities

Each Fund or Portfolio may invest in real estate securities, including interests in real estate investment trusts (REITs), real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Convertibles

Each Fund or Portfolio may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

Short Sales

Technology may seek to hedge investments or realize additional gains through short sales of equity securities. Short sales are transactions in which an unowned security is sold, in anticipation of a decline in the market value of that security. To complete such a transaction, the security must be borrowed to make delivery to the buyer. The borrower (or short seller) then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, the borrower is required to repay the lender any dividends or interest that accrue during the period of the loan. The borrower may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. There are also transaction costs incurred in effecting short sales.

A loss may be incurred as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. A gain will be realized if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses required to be paid in connection with a short sale. An increase in the value of a security sold short over the price at which it was sold short will result in a loss, and there can be no assurance that the position may be closed out at any particular time or at an acceptable price.

Portfolio Turnover


The portfolio turnover rates for [___________________________] were higher in 2001 than in 2000 primarily due to [__________________].

                              TRUSTEES AND OFFICERS



MANAGEMENT OF THE FUNDS



Set forth in the table below is information about each Trustee of the Funds. Those Trustees who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*).



------------------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                                NUMBER OF
                                           OFFICE AND                                            PORTFOLIOS IN
NAME, ADDRESS AND AGE         POSITION(S)  LENGTH OF                                             FUND COMPLEX    OTHER DIRECTORSHIPS
                               HELD WITH     TIME      PRINCIPAL OCCUPATION(S) DURING THE PAST    OVERSEEN BY          HELD BY
                                 FUND       SERVED                     5 YEARS                      TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
J. SCOTT FOX*                 Trustee      Since 1997  Chief Executive Officer (July 2001 to          50         Mr. Fox serves as
10 State House Square                       (5 years)  present), President (April 2001 to                        Director of the
Hartford, Connecticut                                  present), Director, Chief Operating                       Board of IPC
Age:  47                                               Officer (April 1994 to present), Chief                    Financial Network,
                                                       Financial Officer (April 1994 to July                     Inc. (January 2001
                                                       2001), Managing Director (April 1994 to                   to present)
                                                       April 2001), Aeltus Investment
                                                       Management, Inc.; Executive Vice
                                                       President (April 2001 to present),
                                                       Director, Chief Operating Officer
                                                       (February 1995 to present), Chief
                                                       Financial Officer, Managing Director
                                                       (February 1995 to April 2001), Aeltus
                                                       Capital, Inc; Senior Vice President -
                                                       Operations, Aetna Life Insurance and
                                                       Annuity Company, March 1997 to
                                                       December 1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER*               Trustee      Since 2001  President, Turner Investment Company           156        Mr. Turner serves
7337 E. Doubletree Ranch Rd.                (1 year)   (since 2002); Trustee and Vice Chairman                   as a member of the
Scottsdale, Arizona 85258                              of ING Americas (2000 - 2001); Chairman                   Board of Aeltus
Age:  62                                               and Chief Executive Officer of                            Investment
                                                       ReliaStar Financial Corp. and ReliaStar                   Management, Inc.,
                                                       Life Insurance Co. (1993-2000);                           and each of the
                                                       Chairman of ReliaStar United Services                     Pilgrim Funds. Mr.
                                                       Life Insurance Company and ReliaStar                      Truner also serves
                                                       Life Insurance Company of New York                        as Director/Trustee
                                                       (since 1995); Chairman of Northern Life                   of Hormel Foods
                                                       Insurance Company (1992 - 2001);                          Corporation (May
                                                       Chairman and Director/Trustee of the                      2000 to present)
                                                       Northstar affiliated investment                           and ShopkoStores,
                                                       companies (October 1993 - 2001).                          Inc. (August 1999
                                                       Director, Northstar Investment                            to present)
                                                       Management Corporation and its
                                                       affiliates (1993-1999).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                                NUMBER OF
                                           OFFICE AND                                            PORTFOLIOS IN
NAME, ADDRESS AND AGE         POSITION(S)  LENGTH OF                                             FUND COMPLEX    OTHER DIRECTORSHIPS
                               HELD WITH     TIME      PRINCIPAL OCCUPATION(S) DURING THE PAST    OVERSEEN BY          HELD BY
                                 FUND       SERVED                     5 YEARS                      TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
ALBERT E. DEPRINCE, JR.       Trustee      Since 1998  Director, Business and Economic                50                 None
3029 St. Johns Drive                        (4 years)  Research Center, 1999 to present, and
Murfreesboro, Tennessee                                Professor of Economics and Finance,
Age 60                                                 Middle Tennessee State University, 1991
                                                       to present.
------------------------------------------------------------------------------------------------------------------------------------
MARIA T. FIGHETTI             Trustee      Since 1994  Associate Commissioner for Contract            50                 None
325 Piermont Road                           (8 years)  Management, Health Services, New York
Closter, New Jersey                                    City Department of Mental Health,
Age 58                                                 Mental Retardation and Alcohol Services
                                                       1996 to present.
------------------------------------------------------------------------------------------------------------------------------------
DAVID L. GROVE                Trustee      Since 1991  Private Investor; Economic/Financial           50                 None
5 The Knoll                                (11 years)  Consultant, December 1985 to present.
Armonk, New York
Age 83
------------------------------------------------------------------------------------------------------------------------------------
SIDNEY KOCH                   Trustee      Since 1994  Financial Adviser, self-employed,              50                 None
455 East 86th Street                        (8 years)  January 1993 to present.
New York, New York
Age 66
------------------------------------------------------------------------------------------------------------------------------------
CORINE T. NORGAARD            Trustee      Since 1991  Dean of the Barney School of Business,         50                 None
556 Wormwood Hill                          (11 years)  University of Hartford (West Hartford,
Mansfield Center,                                      CT), August 1996 to present.
Connecticut
Age 64
------------------------------------------------------------------------------------------------------------------------------------
RICHARD G. SCHEIDE            Trustee      Since 1993  Principal, LoBue Associates Inc.,              50                 None
11 Lily Street                              (9 years)  October 1999 to present; Trust and
Nantucket, Massachusetts                               Private Banking Consultant, David Ross
Age 72                                                 Palmer Consultants, July 1991 to
                                                       present.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

         Information about the Funds' officers are set forth in the table below:

---------------------------------------------------------------------------------------------------------------
    NAME, ADDRESS AND AGE        POSITIONS HELD WITH FUND    PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President, Chief Executive   President and Chief Executive Officer of each of
7337 E. Doubletree Ranch Road   Officer, and Chief           the Pilgrim Funds (since February 2001); Chief
Scottsdale, Arizona  85258      Operating Officer            Operating Officer of each of the Pilgrim Funds
Age 52                                                       (since July 2000); Director, President and Chief
                                                             Operating Officer of ING Pilgrim Group, LLC, ING
                                                             Pilgrim Investments, LLC, ING Pilgrim Capital
                                                             Corporation, LLC.  Director of ING Pilgrim
                                                             Securities, Inc.  Mr. Hennessy has held various
                                                             other executive positions with ING Pilgrim and the
                                                             Pilgrim Funds for more than the last 5 years.
---------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER                Executive Vice President     Executive Vice President of most of the Pilgrim
7337 E. Doubletree Ranch Road   and Chief Investment         Funds (since July 1996).  Formerly, President
Scottsdale, Arizona  85258      Officer - International      and Chief Executive Officer of ING Pilgrim
Age 51                          Equities.                    (August 1996 - August 2000).
---------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND               Senior Vice President and    Senior Vice President and Chief Financial Officer,
7337 E. Doubletree Ranch Road   Principal Financial          ING Pilgrim Group, LLC, ING Pilgrim and ING
Scottsdale, Arizona  85258      Officer                      Pilgrim Securities, Inc. (since June 1998); Senior
Age 43                                                       Vice President and Principal Financial Officer of
                                                             most of the Pilgrim Funds. He served in same
                                                             capacity from January 1995 - April 1997. Formerly,
                                                             Chief Financial Officer of Endeavor Group (April
                                                             1997 to June 1998).
---------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                  Senior Vice President and    Senior Vice President, ING Pilgrim (since November
7337 E. Doubletree Ranch Road   Assistant Secretary          1999) and ING Pilgrim Group, LLC (since August
Scottsdale, Arizona  85258                                   1999); Senior Vice President and Assistant
Age 38                                                       Secretary of each of the other Pilgrim Funds.
                                                             Formerly Vice President, ING Pilgrim Investments,
                                                             Inc. (April 1997 - October 1999), ING Pilgrim
                                                             Group, Inc. (February 1997 - August 1999) and
                                                             Assistant Vice President, ING Pilgrim Group, Inc.
                                                             (August 1995 - February 1997).
---------------------------------------------------------------------------------------------------------------
ROBIN L. ICHILOV                Vice President and           Vice President, ING Pilgrim (since August 1997);
7337 E. Doubletree Ranch Road   Treasurer                    Accounting Manager (since November 1995); Vice
Scottsdale, Arizona  85258                                   President and Treasurer of most of the Pilgrim
Age 44                                                       Funds.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
    NAME, ADDRESS AND AGE        POSITIONS HELD WITH FUND    PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON            Vice President and           Vice President of ING Pilgrim Group, LLC (since
7337 E. Doubletree Ranch Road   Secretary                    January 2001) and Vice President and Secretary of
Scottsdale, Arizona  85258                                   each of the Pilgrim Funds (since February 2001).
Age 37                                                       Formerly Assistant Vice President and Assistant
                                                             Secretary of each of the Pilgrim Funds (August
                                                             1999 - February 2001) and Assistant Vice President
                                                             of ING Pilgrim Group, Inc. (November 1999 -
                                                             January 2001).  Ms. Anderson has held various
                                                             other positions with ING Pilgrim Group, Inc. for
                                                             more than the last five years.
---------------------------------------------------------------------------------------------------------------


BOARD OF DIRECTORS/TRUSTEES



The Board governs each Fund and is responsible for protecting the interests of shareholders. The Board is comprised of experienced executives who oversee ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.


Committees


The Board has an Audit Committee whose function is to, among other things, meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. Scheide (collectively the "Independent Trustees"). Ms. Fighetti currently serves as Chairman and Mr. Scheide currently serves as Vice Chairman of the Committee. The Audit Committee held 2 meetings during the last year.



The Board has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Funds and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of the Independent Trustees. Dr. DePrince currently serves as Chairman and Mr. Koch currently serves as Vice Chairman of the Committee. The Contract Committee held 6 meetings during the last year.



The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee currently consists of the Independent Trustees. Ms. Norgaard currently serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. No Nominating Committee meetings were held during the year ended December 31, 2001.

TRUSTEE OWNERSHIP OF SECURITIES

         Set forth below is the dollar range of equity securities owned by each Trustee.


----------------------------------------------------------------------------------------------------------------
                                                                            Aggregate Dollar Range of Equity
                                            Dollar Range of Equity       Securities in all Registered Investment
Name of Trustee                           Securities in the Portfolio    Companies Overseen by Trustee in Family
                                            as of December 31, 2001              of Investment Companies
----------------------------------------------------------------------------------------------------------------
                                           ING VP Growth and Income
                                                   Portfolio
----------------------------------------------------------------------------------------------------------------
Independent Trustees
Albert E. DePrince, Jr.                                                                     E
Maria T. Fighetti                                                                          None
David L. Grove                                                                             None
Sidney Koch                                                                                 C
Corine T. Norgaard                                     E                                    E
Richard G. Scheide                                                                          C

Trustees who are "Interested Persons"
J. Scott Fox                                                                                E
John G. Turner                                                                              E


INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

         Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Funds' Investment Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or Principal Underwriter of the Fund (not including registered investment companies.

--------------------------------------------------------------------------------------------------
                             NAME OF OWNERS
    NAME OF TRUSTEE         AND RELATIONSHIP               TITLE OF     VALUE OF     PERCENTAGE OF
                               TO TRUSTEE       COMPANY     CLASS      SECURITIES        CLASS
--------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.
Maria T. Fighetti
David L. Grove
Sidney Koch
Corine T. Norgaard
Richard G. Scheide

TRUSTEE COMPENSATION



During the year ended December 31, 2001, members of the Board who are also directors, officers or employees of ING or its affiliates were not entitled to any compensation from the Funds. For the year ended December 31, 2001, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Trustees was entitled to receive pension or retirement benefits.



------------------------------------------------------------------------------------------------------------------------------------
                           AGGREGATE     AGGREGATE      AGGREGATE      AGGREGATE      AGGREGATE      AGGREGATE           TOTAL
    NAME OF PERSON       COMPENSATION   COMPENSATION   COMPENSATION   COMPENSATION   COMPENSATION   COMPENSATION   COMPENSATION FROM
       POSITION            FROM ING       FROM ING      FROM MONEY        FROM        FROM BOND         FROM         THE FUNDS AND
                           VARIABLE      GENERATION       MARKET        BALANCED                     GROWTH AND      FUND COMPLEX
                          PORTFOLIOS,    PORTFOLIOS,                                                   INCOME            PAID
                             INC.           INC.                                                                     TO TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Corine Norgaard             $ 12,164      $ 2,623         $ 7,746       $ 8,225        $ 5,292       $ 29,141          $ 92,500
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Sidney Koch                   12,649        2,729           8,057         8,555          5,505         30,310            96,209
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti*            12,669        2,733           8,069         8,568          5,513         30,356            96,355
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Scheide            12,575        2,713           8,010         8,505          5,472         30,132            95,645
Trustee, Chairperson
Audit Committee
------------------------------------------------------------------------------------------------------------------------------------
David L. Grove*               12,264        2,646           7,813         8,296          5,338         29,391            93,291
Trustee, Chairperson
Contract Committee
------------------------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.       13,476        2,907           8,584         9,115          5,865         32,292           102,500
Trustee
------------------------------------------------------------------------------------------------------------------------------------



* During the fiscal year ended December 31, 2001, Ms. Fighetti, Dr. Grove and Dr. DePrince elected to defer $24,000, $93,291 and $58,000, respectively.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of January 31, 2002, ING Life Insurance and Annuity Company (ILIAC), formerly known as Aetna Life Insurance and Annuity Company, and its affiliates owned ____% of the shares of IVPI, ____% of the shares of IGPI, ____% of the shares of Money Market, ____% of the shares of Balanced, ____% of the shares of Bond and ____% of the shares of Growth and Income which were allocated to variable annuity and variable life insurance separate accounts to fund obligations under VA Contracts and VLI Policies. Contract holders in these separate accounts are provided the right to direct the voting of Fund or Portfolio shares at shareholder meetings. ILIAC and its affiliates vote the shares that they own in these separate accounts in accordance with contract holders' directions. Undirected shares of a Fund or Portfolio will be voted for each account in the same proportion as directed shares.



As of January 31, 2002, officers and Trustees owned less than 1% of the outstanding shares of each Fund or Portfolio.



ILIAC is an indirect wholly owned subsidiary of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Group's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.


                         INVESTMENT ADVISORY AGREEMENTS


In approving the Investment Advisory Agreements the Board considered a number of factors, including, but not limited to: (1) performance of other Portfolios advised by ING Investments, LLC (ING); (2) each Portfolio's advisory needs in light of that Portfolio's investment objectives and policies; (3) the depth and experience of ING and the financial strength of ING; (4) the research resources available to ING; and (5) ING's experience in overseeing sub-advisers for other Portfolios for which ING serves as investment adviser.



In evaluating the investment advisory fees paid by each portfolio under its current Investment Advisory Agreement, the Board considered the following factors, among others: (1) expense ratios for each Portfolio; (2) ING's costs of providing the advisory services; (3) the nature and quality of the services provided; (4) the fairness of the compensation under the Investment Advisory Agreements in light of the services provided; (5) comparisons to the advisory fees paid by other similar funds, both inside and outside the fund complex; and
(6) each Portfolio's size, in order to determine whether economies of scale were being realized by ING that should be passed on to Fund shareholders.



Based upon its review, the Board has determined that the Investment Advisory Agreements are in the interests of the Portfolios and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of each Portfolio, including the unanimous vote of the Independent Trustees, approved the Investment Advisory Agreements.



Each Fund, on its own behalf or on behalf of its Portfolios, entered into an investment advisory agreement(s) (Advisory Agreements) appointing ING Investments, LLC (ING) as the Investment Adviser of the Fund or its Portfolios effective March 1, 2002. Under the Advisory Agreements and subject to the supervision of the Board of each Fund, ING has responsibility for supervising all aspects of the operations of each Fund or Portfolio including the selection, purchase and sale of portfolio securities. Under the Advisory Agreements, ING is given the right to delegate any or all of its obligations to a sub-adviser. ING is an indirect wholly owned subsidiary of ING Group.



The Advisory Agreements provide that ING is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or Trustees of the Fund and that each Fund or Portfolio is responsible for payment of all other of its costs.



Advisory Fees for each Fund or Portfolio are allocated to a particular class on the basis of the net assets of that class in relation to the net assets of the Fund or Portfolio. Listed below are the Advisory Fees that ING is entitled to receive from each Fund or Portfolio at an annual rate based on average daily net assets of each Fund or Portfolio.



            Fund/Portfolio                    Advisory Fee
            --------------                    ------------
            Ascent                            0.60%
            Balanced                          0.50%
            Bond                              0.40%
            Crossroads                        0.60%
            Growth                            0.60%
            Growth and Income                 0.50% on first $10 billion
                                              0.45% on next $ 5 billion
                                              0.425% over $15 billion
            Index Plus Large Cap              0.35%
            Index Plus Mid Cap                0.40%
            Index Plus Small Cap              0.40%
            International                     0.85%
            Legacy                            0.60%
            Money Market                      0.25%
            Small Company                     0.75%
            Technology                        0.95%
            Value Opportunity                 0.60%

For the years ended December 31, 2001, 2000 and 1999, investment advisory fees were paid to Aeltus (investment adviser to the Funds and Portfolios prior to March 1, 2002) as follows:



Year Ended December 31, 2001



                               Total Investment                    Net Advisory
                                 Advisory Fees        Waiver        Fees Paid
                                 -------------        ------        ---------
  Ascent                       $                      $            $
  Balanced
  Bond
  Crossroads
  Growth
  Growth and Income
  Index Plus Large Cap
  Index Plus Mid Cap
  Index Plus Small Cap
  International
  Legacy
  Money Market
  Small Company
  Technology
  Value Opportunity



Year Ended December 31, 2000



                               Total Investment                    Net Advisory
                                 Advisory Fees        Waiver        Fees Paid
                                 -------------        ------        ---------
  Ascent                          $ 1,288,522        $ (3,510)     $  1,285,012
  Balanced                          9,391,646               0         9,391,646
  Bond                              2,711,402               0         2,711,402
  Crossroads                        1,134,110         (96,060)        1,038,050
  Growth                            2,633,432               0         2,633,432
  Growth and Income                44,970,548               0        44,970,548
  Index Plus Large Cap              4,333,342               0         4,333,342
  Index Plus Mid Cap                  173,551         (17,747)          155,804
  Index Plus Small Cap                 61,947         (39,983)           21,964
  International                       440,381         (98,071)          342,310
  Legacy                              750,386        (143,941)          606,445
  Money Market                      2,818,097               0         2,818,097
  Small Company                     1,831,509               0         1,831,509
  Technology*                         197,227         (11,406)          185,821
  Value Opportunity                   569,824               0           569,824



Year Ended December 31, 1999



                               Total Investment                    Net Advisory
                                 Advisory Fees        Waiver        Fees Paid
                                 -------------        ------        ---------
  Ascent                          $ 1,216,353        $      0      $  1,216,353
  Balanced                          9,564,010               0         9,564,010
  Bond                              3,050,254               0         3,050,254
  Crossroads                        1,146,645               0         1,146,645
  Growth                            1,477,828               0         1,477,828

  Growth and Income                48,426,000               0        48,426,000
  Index Plus Large Cap              2,955,393         (14,859)        2,940,534
  Index Plus Mid Cap                   50,910         (25,306)           25,604
  Index Plus Small Cap                 37,659         (28,202)            9,457
  International                       216,793        (120,367)           96,426
  Legacy                              809,797          (2,427)          807,370
  Money Market                      2,534,715               0         2,534,715
  Small Company                       834,103               0           834,103
  Value Opportunity                   465,367               0           465,367




* Technology commenced operations on May 1, 2000. Investment Advisory Fees shown are for the period from May 1, 2000 to December 31, 2000.


Bradley, Foster & Sargent, Inc. ("Bradley") served as subadviser of Value Opportunity from October 1, 1998 through December 31, 1999. For the year ended December 31, 1999, Aeltus paid Bradley subadvisory fees of $113,534. The subadvisory agreement was terminated as of December 31, 1999.



                           THE SUBADVISORY AGREEMENTS



ING and the Company, on behalf of each Fund and Portfolio (except Technology), has entered into subadvisory agreements (Subadvisory Agreements) with Aeltus appointing Aeltus as Sub-adviser of the Funds (except Technology) effective March 1, 2002.



The Subadvisory Agreements give Aeltus broad latitude to select securities for each Fund or Portfolio consistent with the Funds or Portfolios' investment objectives and policies subject to ING's oversight. The Agreements contemplates that Aeltus will be responsible for all aspects of managing the Funds.



ING and the Company, on behalf of Technology, have entered into an agreement (Subadvisory Agreement) with Elijah appointing Elijah as sub-adviser of Technology.



The Subadvisory Agreement gives Elijah broad latitude to select securities for Technology consistent with the investment objective and policies of the Fund, subject to ING's oversight. The Agreement contemplates that Elijah will be responsible for all aspects of managing Technology, including trade execution. However, the Agreement contemplates that ING will be primarily responsible for cash management.



For the services under the Subadvisory Agreement, Elijah will receive an annual fee payable monthly as described in the Prospectuses. Subadvisory fees are allocated to a particular class on the basis of the net assets of that class in relation to the net assets of Technology.



For year ended December 31, 2001 and for the period May 1, 2000 to December 31, 2000 Aeltus paid Elijah subadvisory fees of $______ and $103,067, respectively.



For the services under the Subadvisory Agreement, Aeltus or Elijah, in the case of Technology, will receive an annual fee payable monthly as set forth below.



                                               SUBADVISORY FEE*           ASSETS
CAPITAL APPRECIATION FUNDS
Growth                                              0.270%                 N/A
International                                       0.383%                 N/A
Small Company                                       0.338%                 N/A
Value Opportunity                                   0.270%                 N/A

GROWTH & INCOME FUNDS
Balanced                                       0.225%                N/A
Growth and Income                              0.225%       On first $10 billion
                                               0.203%        On next $5 billion
                                               0.191%         Over $15 billion

INCOME FUNDS
Bond Fund                                      0.180%                N/A
Money Market                                   0.113%                N/A

INDEX PLUS FUNDS
Index Plus Large Cap                           0.158%                N/A
Index Plus Mid Cap                             0.180%                N/A
Index Plus Small Cap                           0.180%                N/A

GENERATION FUNDS
Ascent Fund                                    0.270%                N/A
Crossroads Fund                                0.270%                N/A
Legacy Fund                                    0.270%                N/A



* As a percentage of average daily net assets.


                       ADMINISTRATIVE SERVICES AGREEMENTS


Pursuant to an Administrative Services Agreement with respect to each Fund, effective April 1, 2002, ING Funds Services, LLC acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. The services provided by Aeltus include: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board.



Listed below are the fees that ING Funds Services, LLC is entitled to receive from each Fund or Portfolio at an annual rate based on average daily net assets of each Fund or Portfolio:



              Administrative Fee                 Fund Assets
              ------------------                 -----------
                    0.055%                 On the first $5 billion
                    0.030%              On all assets over $5 billion



For the years ended December 31, 2001, 2000 and 1999, administrative services fees were paid to Aeltus (the administrator to the Funds prior to April 1, 2002) as follows:



                                      2001             2000               1999
                                      ----             ----               ----
Ascent                            $                  $161,065           $152,044
Balanced                                            1,408,747          1,434,602
Bond                                                  508,388            571,923
Crossroads                                            141,764            143,331
Growth                                                329,179            184,729
Growth and Income                                   5,743,695          6,089,176
Index Plus Large Cap                                  928,761            633,299
Index Plus Mid Cap                                     32,541              9,546
Index Plus Small Cap                                   11,615              7,061
International                                          38,857             19,129

Legacy                                                 93,798            101,225
Money Market                                          845,429            760,415
Small Company                                         183,151             83,410
Technology*                                            15,612              N/A
Value Opportunity                                      71,228             58,171


* Technology commenced operations on May 1, 2000. Administrative Services Fees shown are for the period from May 1, 2000 to December 31, 2000.

                                    CUSTODIAN


State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181,, serves as custodian for the assets of all Funds and Portfolios, except International. Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts, 02109, serves as custodian for the assets of International. Neither custodian participates in determining the investment policies of a Fund or Portfolio nor in deciding which securities are purchased or sold by a Fund or Portfolio. A Fund or Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.



For portfolio securities which are purchased and held outside the U.S., State Street Bank and Trust Company and Brown Brothers Harriman & Company have entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.


                                 TRANSFER AGENT


DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri serves as the transfer agent and dividend-paying agent to the Funds and Portfolios.


                              INDEPENDENT AUDITORS


___________________ serves as independent auditors to the Funds. _________ provides audit and tax services, assistance and consultation in connection with the Commission filings.


                              PRINCIPAL UNDERWRITER


Shares of the Funds and Portfolios are offered on a continuous basis. Effective January 1, 2002, the Board approved a change in the Funds' principal underwriter from Aeltus Capital, Inc., 10 State House Square, Hartford, Connecticut 06103-3602 to ING Funds Distributor, Inc., 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributors, Inc. is a Delaware corporation and is an indirect wholly owned subsidiary of ING Group and an affiliate of ING. As principal underwriter for each Fund, ING Funds Distributor, Inc. has agreed to use its best efforts to distribute the shares of each Fund or Portfolio thereof.


                       DISTRIBUTION SERVICING ARRANGEMENTS


Shares are distributed by ING Funds Distributor, Inc. Class S shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Distribution Plan, ING Funds Distributor, Inc. is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the Class S shares of each Fund or Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ING Funds Distributor, Inc. may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, Inc. is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.



The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, Inc. without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control of the Funds or Portfolios could be deemed to have a financial interest in the Plan. No other interested person of the Funds or Portfolios has a financial interest in the Plan.



In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting form growth in the Funds or Portfolios' assets and potential continued growth, 2) the services provided to the Funds and Portfolios and its shareholders by ING Funds Distributors, Inc., and 3) ING Funds Distributor, Inc.'s shareholder distribution-related expenses and costs.



The investment adviser, sub-adviser or their affiliates may make payments to securities dealers that enter into agreements providing ING Funds Distributor, Inc. with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) ad the selling broker-dealer.


                        PURCHASE AND REDEMPTION OF SHARES

Shares of a Fund or Portfolio are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in each Fund's Prospectus.


The value of shares redeemed may be more or less than the shareholder's costs, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by a Fund or Portfolio within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by the Fund or by ILIAC.


                    BROKERAGE ALLOCATION AND TRADING POLICIES


Subject to the supervision of each Fund's Board, Aeltus (or Elijah, in the case of Technology) has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' (or Elijah's, in the case of Technology) policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of registered investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute portfolio transactions on behalf of each Fund or Portfolio or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' duty to obtain best execution.



Aeltus (or Elijah, in the case of Technology) receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds or Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds or Portfolios and other investment companies, services related to the execution of trades on behalf of a Fund or Portfolio and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Fund personnel with respect to computerized systems and data furnished to the Funds or Portfolios as a component of other research services. Aeltus (or Elijah, in the case of Technology) considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's or Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aeltus' (or Elijah's, in the case of Technology) policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to Aeltus (or Elijah, in the case of Technology).



Research services furnished by brokers through whom the Funds or Portfolios effect securities transactions may be used by Aeltus (or Elijah, in the case of Technology) in servicing all of its accounts; not all such services will be used by Aeltus (or Elijah, in the case of Technology) to benefit the Funds or Portfolios.



Consistent with federal law, Aeltus (or Elijah, in the case of Technology) may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. Aeltus' (or Elijah's, in the case of Technology) judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' (or Elijah's, in the case of Technology) opinion as to which services and which means of payment are in the long-term best interests of the Funds or Portfolios.


The Funds and Portfolios have not effected, and have no present intention of effecting, any brokerage transactions in portfolio securities with Aeltus or any other affiliated person of the Funds.


A Fund or Portfolio and another advisory client of Aeltus (or Elijah) or Aeltus (or Elijah) itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Fund or Portfolio and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.


Brokerage commissions were paid as follows:


                                  2001             2000                 1999
                                  ----             ----                 ----
Ascent                        $                $    801,020         $    689,378
Balanced                                          2,199,584            2,182,753
Bond                                                      0                8,110
Crossroads                                          617,966              487,213
Growth                                              947,691              570,118
Growth and Income                                35,382,620           22,329,976
Index Plus Large Cap                              2,566,498            1,599,430
Index Plus Mid Cap                                   86,704               17,692
Index Plus Small Cap                                 25,600               12,096
International*                                      477,108              217,262
Legacy                                              285,133              234,090
Money Market                                              0                    0
Small Company                                     1,352,300              690,902

Technology*                                         103,695                N/A
Value Opportunity                                   317,894              175,939

* Technology commenced operation on May 1, 2000.


For the fiscal year ended December 31, 2001, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:



Company Name                              Commissions Paid on Total Transactions
------------                              --------------------------------------
Growth                                                       $
International
Small Company
Value Opportunity
Technology
Balanced
Growth and Income
Bond
Money Market
Index Plus Large Cap
Index Plus Mid Cap
Index Plus Small Cap
Ascent
Crossroads
Legacy


The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.


The Funds, ING, ING Funds Distributor, Inc., Aeltus and Elijah each have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act). The Codes of Ethics allow personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund. However, it prohibits a person from taking advantage of Fund trades or from acting on inside information.


                                 NET ASSET VALUE

Securities of the Funds or Portfolios are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

With respect to any Fund or Portfolio that invests in foreign securities, because those securities may be traded on markets that are open on days when the Fund or Portfolio does not price its shares, the value of the Fund or Portfolio may change even though shareholders may not be permitted to sell or redeem shares.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting each Fund or Portfolio. No attempt is made to present a detailed explanation of the tax treatment of each Fund or Portfolio and no explanation is provided with respect to the tax treatment of any Fund or Portfolio shareholder. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Holders of VA Contracts or VLI Policies must consult the contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such VA Contracts or VLI Policies.

Qualification as a Regulated Investment Company

Each Fund or Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If for any taxable year a Fund or Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's or Portfolio's current and accumulated earnings and profits.

Qualification of Segregated Asset Accounts

Under Code section 817(h), a segregated asset account upon which a VA Contract or VLI Policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of a fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's or Portfolio's assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

Each Fund or Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund or Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION


Performance information for each Fund or Portfolio including the yield and effective yield of Money Market, the yield of ING VP Bond, the dividend yield of Money Market and ING VP Bond and the total return of all Funds or Portfolios, may appear in reports or promotional literature to current or prospective shareholders.


Money Market Yields

Current yield for Money Market will be based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

      Effective Yield = [(Base Period Return + 1){To the power 365/7}] - 1


The yield and effective yield for Money Market for the seven days ended December 31, 2001 were ___% and ___%, respectively.


30-Day Yield for Certain Non-Money Market Funds or Portfolios


Quotations of yield for Bond will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:


                   YIELD = 2[(a - b + 1){To the power 6} - 1]
                              -----
                               cd

Where:
a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

For purposes of determining net investment income during the period (variable "a" in the formula), interest earned on debt obligations held by the fund is calculated each day during the period according to the formulas below, and then added together for each day in the period:

- Certain mortgage-backed, asset-backed and CMO securities: Generally, interest is computed by taking daily interest income (coupon rate times face value divided by 360 or 365, as the case may be) adjusted by that day's pro-rata share of the most recent paydown gain or loss from the security;

- Other debt obligations: Generally, interest is calculated by computing the yield to maturity of each debt obligation held based on the market value of the obligation (including current interest accrued) at the close of each day, dividing the result by 360 and multiplying the quotient by the market value of the obligation (including current accrued interest).

For purposes of this calculation, it is assumed that each month contains 30 days.

Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.


For the 30-day period ended December 31, 2001:



                   Fund                                 Yield
                   Bond                              ________%


Average Annual Total Return

Quotations of average annual total return for any Fund or Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund or Portfolio over a period of one, five and ten years (or, if less, up to the life of the Fund or Portfolio), calculated pursuant to the formula:

                         P(1 + T){To the power n} = ERV

Where:
P = a hypothetical initial payment of $1,000
T = an average annual total return
n = the number of years
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).


On July 16, 2001, the existing shares of Growth, Index Plus Large Cap, Index Plus Mid Cap, Index Plus Small Cap, International, Small Company, Technology and Value Opportunity were redesignated as Class R Shares and a new class of shares, Class S shares was introduced. On November 15, 2001, the existing shares of Ascent, Crossroads and Legacy were redesignated as Class R Shares and a new class of shares, Class S, was introduced. On May 1, 2002 the existing shares of Balanced, Bond, Growth and Income, and Money Market were redesignated as Class R shares and a new class of shares, Class S, was introduced. For periods prior to the Class S inception date, Class S performance is derived from the historical performance of Class R shares, adjusted to reflect the Class S shares' 0.25% Rule 12b-1 distribution fee. Performance information will be computed separately for each class. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

TOTAL RETURN QUOTATIONS AS OF DECEMBER 31, 2001



Class R



   PORTFOLIO NAME          1 YEAR     5 YEARS     10 YEARS     SINCE INCEPTION     INCEPTION DATE
Ascent                         %          %          N/A               %               7/5/95
Balanced                       %          %            %             -                  N/A
Bond                           %          %            %             -                  N/A
Crossroads                     %          %          N/A               %               7/5/95
Growth                         %          %          N/A               %              12/13/96
Growth and Income              %          %            %             -                  N/A
Index Plus Large Cap           %          %          N/A               %               9/16/96
Index Plus Mid Cap             %        N/A          N/A               %              12/16/97
Index Plus Small Cap           %        N/A          N/A               %              12/19/97
International                  %        N/A          N/A               %              12/22/97
Legacy                         %          %          N/A               %               7/5/95
Money Market                   %          %            %             -                  N/A
Small Company                  %          %          N/A               %              12/27/96
Technology                     %        N/A          N/A               %               5/1/00
Value Opportunity              %          %          N/A               %              12/13/96



Class S



   PORTFOLIO NAME          1 YEAR     5 YEARS     10 YEARS     SINCE INCEPTION     INCEPTION DATE
Ascent(1)                      %          %          N/A               %               7/5/95
Balanced(1)                    %          %            %             -                  N/A
Bond(1)                        %          %            %             -                  N/A
Crossroads(1)                  %          %          N/A               %               7/5/95
Growth(2)                      %          %          N/A               %              12/13/96
Growth and Income(1)           %          %            %             -                  N/A
Index Plus Large Cap(3)        %          %          N/A               %               9/16/96
Index Plus Mid Cap(3)          %        N/A          N/A               %              12/16/97
Index Plus Small Cap(3)        %        N/A          N/A               %              12/19/97
International(2)               %        N/A          N/A               %              12/22/97
Legacy(1)                      %          %          N/A               %               7/5/95
Money Market(1)                %          %            %             -                  N/A
Small Company(2)               %          %          N/A               %              12/27/96
Technology(2)                  %        N/A          N/A               %               5/1/00
Value Opportunity(3)           %          %          N/A               %              12/13/96



(1) Because Class S shares have not commence operations as of the date of this prospectus, the returns for Class S shares are based upon the performance of Class R shares, adjusted to reflect the higher gross total operating expenses of shares as described above.


(2) Because Class S shares did not commence operations until November 1, 2002, the returns for Class S shares for the period prior to their introduction is based upon the performance of Class R shares, adjusted to reflect the higher gross total operating expenses of shares as described above.


(3) Because Class S shares did not commence operations until July 16, 2001, the returns for Class S shares for the period prior to their introduction is based upon the performance of Class R shares, adjusted to reflect the higher gross total operating expenses of shares as described above.

Performance information for a Fund or Portfolio may be compared, in reports and promotional literature, to: (a) the Standard & Poor's 500 Index, the Russell 2000 Index, the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Intermediate Government Bond Index, Merrill Lynch High Yield Index, Salomon Brothers Broad Investment Grade Bond Index, Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund or Portfolio.

                              FINANCIAL STATEMENTS


The Financial Statements and the independent auditors' reports thereon, appearing in each Fund or Portfolio's Annual Report for the period ending December 31, 2001, and the Financial Statements (unaudited) appearing in each Fund or Portfolio's Semi-Annual Report for the period ended June 30, 2001, are incorporated by reference in this Statement. Each Fund or Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800- 992-0180.





                                             Statement of Additional Information

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

         (a)      Articles of Amendment and Restatement*

         (b)      Amended and Restated Bylaws(1)

         (c) Instruments Defining Rights of Holders (set forth in the Articles of Incorporation)*

         (d.1) Investment management Agreement between Aetna Variable Portfolios, Inc. (AVPI), on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP and Aetna Technology VP and ING Pilgrim Investments, LLC (ING)*

         (d.2) Expense Limitation Agreement between ING and the Registrant on behalf of its Portfolios*

         (d.3) Subadvisory Agreement between ING, Aeltus Investment Management, Inc. (Aeltus) and AVPI on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP and Aetna International VP*

         (d.4) Subadvisory Agreement between ING, Elijah Asset Management, LLC and AVPI on behalf of Aetna Technology VP*

         (e) Distribution Agreement between the Registrant and ING Pilgrim Securities, Inc.*

         (f)      Directors' Deferred Compensation Plan(2)

         (g.1) Custody Agreement between AVPI on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP and Aetna Technology VP, and State Street Bank and Trust Company*

         (g.2) Custody Agreement between AVPI, on behalf of Aetna International VP and Brown Brothers Harriman & Co.*


         (g.3) Recordkeeping Agreement between State Street Bank and Trust Company and AVPI on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, and Aetna Technology VP*

         (g.4) Recordkeeping Agreement between Brown Brothers Harriman & CO. and AVPI on behalf of Aetna International VP*

         (h.1) Administration Services Agreement between AVPI on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP and Aetna International VP and ING Pilgrim Group, LLC *

         (h.2)    License Agreement(3)

         (i)      Opinion and Consent of Counsel*

         (j)      Consent of Independent Auditors*

         (k)      Not applicable

         (l.1) Agreement re: Initial Contribution to Working Capital for Aetna Value Opportunity VP, Aetna Growth VP, Aetna Index Plus Large Cap VP and Aetna Small Company VP(3)

         (l.2) Agreement re: Initial Contribution to Working Capital for Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP and Aetna International VP(4)

         (m)      Amended and Restated Distribution Plan (Class S)*

         (n)      Multiple Class Plan*

         (o)      Not applicable

         (p.1)    Pilgrim Code of Ethics*

         (p.2)    Aeltus Code of Ethics(5)

         (p.3)    Aetna Mutual Funds Code of Ethics(6)

         (p.4)    Elijah Asset Management, LLC Code of Ethics(6)

         (q.1)    Power of Attorney (April 4, 2001)(1)

         (q.2)    Authorization for Signatures(7)

*To be filed by amendment

1. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission (SEC) on April 26, 2001.

2. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on February 26, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on March 7, 1997.

4. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on April 5, 2001.

6. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on August 1, 2000.

7. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control

         Registrant is a Maryland corporation for which separate financial statements are filed. As of January 31, 2002, Aetna Life Insurance and Annuity Company (ALIAC), and its affiliates, had the following interest in the portfolios of the Registrant, through direct ownership or through one of ALIAC's separate accounts:

                                                                               % Aetna
                                                                        ----------------------
                                                                         Class R       Class S
                         Aetna Growth VP                                  100%            0%
                         Aetna International VP                           100%            0%
                         Aetna Small Company VP                           100%            0%
                         Aetna Value Opportunity VP                       100%            0%
                         Aetna Technology VP                              100%            0%
                         Aetna Index Plus Large Cap VP                    100%            0%
                         Aetna Index Plus Mid Cap VP                      100%            0%
                         Aetna Index Plus Small Cap VP                    100%            0%

         Aetna is an indirect wholly owned subsidiary of ING Groep N.V.

         A list of all persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed with the Securities and Exchange Commission on April 9, 2001.

Item 25. Indemnification

         Article 10, Section (iv) of the Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (a.1) of the Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on June 4, 1996, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

         Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) of Post-Effective Amendment No. 7 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on February 10, 1999, provides for indemnification of the Administrator.

         Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 26. Business and Other Connections of Investment Adviser

         The investment adviser, Aeltus, is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Aeltus also acts as the investment adviser to certain private accounts.

         The following table summarizes the business connections of the directors and principal officers of the investment adviser.

                                  Positions and Offices            Other Principal Position(s) Held
Name                              with Investment Adviser          Since Dec. 31, 1999/Addresses
---------------------------------------------------------------------------------------------------------------------
J. Scott Fox*                     Director, President, Chief       Director (since May 1996), President (since April
                                  Executive Officer and Chief      2001), Chief Executive Officer (since June 2001) and
                                  Operating Officer                Chief Operating Officer (since May 1996), Chief
                                                                   Financial Officer (May 1996 to June 2001), Managing
                                                                   Director (May 1996 to April 2001) - Aeltus Trust
                                                                   Company; Director (since February 1995), Executive
                                                                   Vice President (since April 2001), Chief Operating
                                                                   Officer (since February 1995), Chief Financial
                                                                   Officer, Managing Director (February 1995 to April
                                                                   2001) - Aeltus Capital, Inc.

Thomas J. McInerney**             Director                         General Manager and Chief Executive Officer (since
                                                                   December 2000) - ING Worksite Financial Services;
                                                                   Director and President (September 1997 - May 2000)
                                                                   and (since September 2000) - Aetna Life Insurance
                                                                   and Annuity Company; Executive Vice President
                                                                   (August 1997 to December 2000) - Aetna Inc.

John G. Turner***                 Director                         President (January 2002 to present) - Turner
                                                                   Investment Company; Vice Chairman (September 2000
                                                                   to December 2001) - ING Americas; Chairman and
                                                                   Chief Executive Officer (July 1991 to September
                                                                   2000) - ReliaStar.

                                  Positions and Offices            Other Principal Position(s) Held
Name                              with Investment Adviser          Since Dec. 31, 1999/Addresses
-------------------------------------------------------------------------------------------------------------------------
Stephanie A. DeSisto*             Senior Vice President and        Senior Vice President and Assistant Treasurer
                                  Assistant Treasurer              (since April 2001) - Aeltus Trust Company; Vice
                                                                   President (April 2000 to April 2001) - Aeltus Trust
                                                                   Company.

Michael Gioffre*                  Senior Vice President,           Senior Vice President (since April 2001), Assistant
                                  Counsel and Secretary            General Counsel and Secretary (since July 2000) -
                                                                   Aeltus Capital, Inc.; Senior Vice President (since
                                                                   April 2001), Counsel (since July 2001), Secretary
                                                                   (since July 2000) - Aeltus Trust Company; Assistant
                                                                   Secretary (January 2000 - July 2000), Assistant
                                                                   General Counsel (July 2000 to July 2001) - Aeltus
                                                                   Trust Company; Counsel (May 1998 to July 2000) -
                                                                   Aetna Financial Services, Inc.

Brian K. Kawakami*                Senior Vice President, Chief     Senior Vice President (Since April 2001), Chief
                                  Compliance Officer               Compliance Officer & Director (since January 1996) -
                                                                   Aeltus Trust Company; Senior Vice President (Since
                                                                   April 2001), Chief Compliance Officer (since August
                                                                   1993) - Aeltus Capital, Inc.

Neil Kochen*                      Executive Vice President,        Executive Vice President, Chief Investment Officer
                                  Chief Investment Officer         (since April 2001), Managing Director (April 1996 to
                                                                   April 2001) - Aeltus Trust Company; Executive Vice
                                                                   President (since April 2001), Managing Director
                                                                   (August 1996 to April 2001) - Aeltus Capital, Inc.


L. Charles Meythaler*             Executive Vice President, Chief  Director (since July 1997), Executive Vice
                                  Marketing Officer                President (since April 2001) - Aeltus Trust
                                                                   Company; Managing Director (June 1997 to
                                                                   April 2001) - Aeltus Trust Company.

*The principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602.

** The principal business address of Mr. McInerney is 151 Farmington Avenue, Hartford, Connecticut 06156.

*** The principal business address of Mr. Turner is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 27. Principal Underwriters

         (a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna GET Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna Series Fund, Inc., Pilgrim Funds Trust, Pilgrim Mutual Funds; Pilgrim Equity Trust; Pilgrim Advisory Funds, Inc.; Pilgrim Investment Funds, Inc.; Pilgrim Financial Services Fund, Inc.; Pilgrim Prime Rate Trust; Pilgrim SmallCap Opportunities Fund; Pilgrim Growth Opportunities Fund; Pilgrim Mayflower Trust; Pilgrim GNMA Income Fund, Inc.; Pilgrim Precious Metals Fund, Inc.; Pilgrim Growth and Income Fund, Inc.; Pilgrim International Fund, Inc.; Pilgrim Russia Fund, Inc; Lexington Money Market Trust; and Pilgrim Senior Income Fund.

         (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the U.S. Securities and Exchange Act of 1934, as amended and is incorporated herein by reference thereto.

         (c)      Not applicable.

Item 28. Location of Accounts and Records

         As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Variable Portfolios, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 15th day of February, 2002.

                                                AETNA VARIABLE PORTFOLIOS, INC.
                                                -------------------------------
                                                Registrant

                                                By:     J. Scott Fox*
                                                -------------------------------
                                                        J. Scott Fox
                                                        President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                              Title                                                  Date
---------                              -----                                                  ----
J. Scott Fox*                          President and Director
------------------------               (Principal Executive Officer)                           )
J. Scott Fox                                                                                   )
                                                                                               )
Albert E. DePrince, Jr.*               Director                                                )
------------------------
Albert E. DePrince, Jr.                                                                        )
                                                                                               )
Maria T. Fighetti*                     Director                                                )   February 15,
------------------------
Maria T. Fighetti                                                                              )   2002
                                                                                               )
David L. Grove*                        Director                                                )
------------------------
David L. Grove                                                                                 )
                                                                                               )
Sidney Koch*                            Director                                               )
------------------------
Sidney Koch                                                                                    )
                                                                                               )
Corine T. Norgaard*                     Director                                               )
------------------------
Corine T. Norgaard                                                                             )
                                                                                               )
Richard G. Scheide*                     Director                                               )
------------------------
Richard G. Scheide                                                                             )

John G. Turner*                         Director                                               )
------------------------
John G. Turner                                                                                 )
                                                                                               )
Stephanie A. DeSisto*                   Treasurer and Chief Financial Officer                  )
------------------------                (Principal Financial and Accounting Officer)
Stephanie A. DeSisto                                                                           )


By:    /s/ Michael Gioffre
      -----------------------
      *Michael Gioffre
       Attorney-in-Fact

*Executed pursuant to Power of Attorney dated April 4, 2001 and filed herein as exhibit (q.1).

                         Aetna Variable Portfolios, Inc.
                                  EXHIBIT INDEX

Exhibit No.           Exhibit                                  Page
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